                          VARIFLEX LS® VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

            ISSUED BY:                                 MAILING ADDRESS:
    SECURITY BENEFIT LIFE                          SECURITY BENEFIT LIFE
      INSURANCE COMPANY                              INSURANCE COMPANY
    ONE SECURITY BENEFIT PLACE                     P.O. BOX 750497
    TOPEKA, KANSAS 66636-0001                      TOPEKA, KANSAS 66675-0497
    1-800-888-2461
--------------------------------------------------------------------------------

   This  Prospectus  describes the Variflex LS Variable  Annuity--an  individual flexible  purchase payment  deferred  variable annuity contract (the "Contract")
offered by Security Benefit Life Insurance  Company  ("Security  Benefit" or the
"Company").  The Contract is available for  individuals  as a non-tax  qualified retirement  plan. The Contract is also  available for  individuals in connection with a retirement plan qualified under Section 401, 403(b),  408, 408A or 457 of the Internal  Revenue Code. The Contract is designed to give you  flexibility in planning for retirement and other financial goals.

   You may allocate  your  purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of Security  Benefit  called the SBL Variable
Annuity  Account VIII, or to the Fixed  Account.  Each  Subaccount  invests in a corresponding  Series  of SBL  Fund  (the  "Fund").  The  Subaccounts  currently available under the Contract are:

o  Equity (formerly Growth)                    o  Managed Asset Allocation
o  Large Cap Value                             o  Equity Income
   (formerly Growth-Income)                    o  High Yield
o  Money Market                                o  Small Cap Value
o  Global (formerly Worldwide Equity)          o  Social Awareness
o  Diversified Income                          o  Technology
   (formerly High Grade Income)                o  Mid Cap Value (formerly Value)
o  Large Cap Growth                            o  Main Street Growth and Income®
o  Enhanced Index                              o  Small Cap Growth
o  International                                  (formerly Small Cap)
o  Mid Cap Growth (formerly Mid Cap)           o  Select 25

   Amounts allocated to the Fixed Account will accrue interest at rates that are paid by Security  Benefit as described in "The Fixed Account," page 22. Contract
Value in the Fixed Account is guaranteed by Security Benefit.

   Amounts that you allocate to Subaccounts  under a Contract will vary based on investment  performance of the Subaccounts.  No minimum amount of Contract Value is guaranteed.

   When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Option," page 21.

   You may return a Contract according to the terms of its Free-Look Right. (See
"Free-Look Right," page 18.)

   This Prospectus  concisely sets forth  information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2002, which has been filed with the Securities and Exchange  Commission ("SEC") contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available  at no charge by  writing  Security  Benefit at One  Security  Benefit
Place, Topeka, Kansas 66636 or by calling 1-800-888-2461.  The table of contents of the  Statement  of  Additional  Information  is set  forth on page 37 of this
Prospectus.

   The SEC maintains a web site (http://www.sec.gov) that contains the Statement
of  Additional  Information,   material  incorporated  by  reference  and  other
information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
   THE SECURITIES AND EXCHANGE  COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES  OR  DETERMINED  IF THE  PROSPECTUS  IS  TRUTHFUL  OR  COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THIS  PROSPECTUS IS ACCOMPANIED  BY THE CURRENT  PROSPECTUS FOR SBL FUND. YOU
SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

   THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR  GUARANTEED  BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT WILL GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2002 AS SUPPLEMENTED SEPTEMBER 10, 2002.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

     Option 2--Life Income with Guaranteed

   CHANGES TO COMPLY WITH

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS OR TO WHICH WE HAVE REFERRED  YOU. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

   Various terms commonly used in this Prospectus are defined as follows:

   ACCUMULATION  PERIOD -- The period commencing on the Contract Date and ending on the  Annuity  Start Date or, if earlier,  when you  terminate  the  Contract, either through a full  withdrawal,  payment of charges,  or payment of the death benefit proceeds.

   ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

   ANNUITANT -- The person that you designate to receive  annuity  payments.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both  Annuitants  unless otherwise stated.

   ANNUITY -- A series of periodic income  payments made by Security  Benefit to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the
Annuity Option.

   ANNUITY  OPTIONS -- Options under the Contract that  prescribe the provisions under which a series of annuity payments is made.

   ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

   ANNUITY START DATE -- The date when annuity payments are to begin.

   AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which purchase payments are automatically paid from your bank account on a specified day of each month.

   CONTRACT  DATE -- The date shown as the Contract  Date in a Contract.  Annual
Contract  anniversaries  are measured from the Contract  Date. It is usually the date that your initial purchase payment is credited to the Contract.

   CONTRACT DEBT -- The unpaid loan balance including accrued loan interest.

   CONTRACTOWNER  OR OWNER -- The person entitled to the ownership  rights under the Contract and in whose name the Contract is issued.

   CONTRACT  VALUE -- The total  value of a  Contract,  which  includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

   DESIGNATED  BENEFICIARY  -- The person having the right to the death benefit, if any,  payable  upon the  death of the  Owner or the Joint  Owner  during  the
Accumulation  Period.  The  Designated  Beneficiary  is the first  person on the following  list who is alive  on the  date of  death of the  Owner or the  Joint
Owner:  the Owner,  the Joint  Owner;  the Primary  Beneficiary;  the  Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's
Estate.

   FIXED  ACCOUNT  -- An  account  that is part of  Security  Benefit's  General
Account to which you may allocate all or a portion of your Contract  Value to be held for accumulation at fixed rates of interest (which may not be less than 3%)
declared periodically by Security Benefit.

   GENERAL ACCOUNT -- All assets of Security  Benefit other than those allocated to the Separate Account or to any other separate account of Security Benefit.

   HOME OFFICE-- The Annuity Administration Department of Security Benefit, P.O.
Box 750497, Topeka, Kansas 66675-0497.

   PURCHASE  PAYMENT-- An amount paid to Security Benefit as  consideration  for the Contract.

   SBL FUND-- An open-end management  investment company commonly referred to as a mutual fund.

   SEPARATE  ACCOUNT-- The SBL Variable Annuity Account VIII. A separate account of Security Benefit that consists of accounts, referred to as Subaccounts,  each of which invests in a corresponding Series of SBL Fund.

   SUBACCOUNT  -- A division of the Separate  Account of Security  Benefit which invests in a corresponding series of SBL Fund.  Currently,  nineteen Subaccounts are available under the Contract.

   VALUATION  DATE -- Each date on which the Separate  Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends and on the following holidays:  New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas Day.

   VALUATION  PERIOD -- A period used in measuring the investment  experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

   WITHDRAWAL  VALUE -- The amount you will receive upon full  withdrawal of the
Contract.  It is  equal  to  Contract  Value  less  any  Contract  Debt  and any uncollected premium taxes.

SUMMARY

   This summary provides a brief overview of the more significant aspects of the
Contract.  Further  detail is  provided in this  Prospectus,  the  Statement  of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relate to the portion of the Contract involving the Separate Account.  The Fixed
Account is briefly  described  under  "The  Fixed  Account,"  page 22 and in the
Contract.

PURPOSE OF THE CONTRACT -- The individual  flexible  purchase  payment  deferred variable annuity contract ("Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

   You may purchase the Contract as a non-tax  qualified  retirement plan for an individual  ("Non-Qualified  Plan").  You may also  purchase  the Contract on an individual  basis in connection  with a retirement  plan qualified under Section
401, 403(b),  408, 408A or 457 of the Internal Revenue Code of 1986, as amended.
These plans are sometimes referred to in this Prospectus as "Qualified Plans."

THE SEPARATE ACCOUNT AND SBL FUND -- The Separate  Account is currently  divided into nineteen accounts referred to as Subaccounts.  See "Separate Account," page
11. Each Subaccount invests  exclusively in shares of a corresponding  Series of
SBL  Fund.  The  Series of SBL Fund,  each of which has a  different  investment objective or objectives,  are as follows: Equity Series, Large Cap Value Series,
Money Market Series, Global Series,  Diversified Income Series, Large Cap Growth
Series,  Enhanced  Index Series,  International  Series,  Mid Cap Growth Series,
Managed Asset Allocation Series,  Equity Income Series, High Yield Series, Small
Cap Value Series,  Social Awareness  Series,  Technology  Series,  Mid Cap Value
Series,  Main Street  Growth and  Income®  Series,  Small Cap Growth  Series and
Select 25 Series.  See "SBL  Fund," page 11. You may  allocate  all or a part of your  purchase  payments to the  Subaccounts.  Amounts  that you allocate to the
Subaccounts  will  increase  or  decrease  in  dollar  value  depending  on  the investment  performance  of the  Series  of SBL  Fund in which  such  Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

FIXED ACCOUNT -- You may allocate all or a part of your purchase payments to the
Fixed Account, which is part of Security Benefit's General Account. Amounts that you  allocate to the Fixed  Account  earn  interest at rates  determined  at the discretion of Security Benefit and guaranteed to be at least an effective annual rate of 3.0%. See "The Fixed Account," page 22.

PURCHASE  PAYMENTS -- The minimum initial  purchase  payment is $25,000 ($25 for employees  of The Texas A&M system).  Thereafter,  you may choose the amount and frequency  of purchase  payments,  except that the minimum  subsequent  purchase payment is $1,000 ($25 for  employees  of The Texas A&M system).  See  "Purchase
Payments," page 14.

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract," page 14 and "The Fixed Account," page 22.

   At any time before the Annuity  Start Date,  you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals from Contract Value,  subject to certain  restrictions  described in
"The Fixed  Account," page 22. See "Full and Partial  Withdrawals,"  page 17 and
"Federal Tax Matters," page 27 for more information about withdrawals, including the 10%  penalty  tax that may be  imposed  upon  full and  partial  withdrawals
(including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

   The Contract  provides for a death  benefit upon the death of the Owner prior to the Annuity Start Date. See "Death  Benefit,"  page 18 for more  information.
The Contract  provides for several Annuity Options on either a variable basis, a fixed basis, or both.  Security  Benefit  guarantees  annuity payments under the fixed Annuity Options. See "Annuity Period," page 20.

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  Security Benefit will refund to you purchase payments  allocated to the Fixed Account plus the Contract  Value in the  Subaccounts  plus any charges deducted from Contract Value in the  Subaccounts.  Security  Benefit will refund purchase payments allocated to the Subaccounts rather than the Contract Value in those states and circumstances where it is required to do so.

CHARGES AND  DEDUCTIONS  --  Security  Benefit  does not deduct  sales load from purchase  payments before allocating them to the Contract Value and no surrender charge is assessed upon  withdrawal or surrender of a Contract.  Certain charges will be deducted in connection with the Contract as described below.

   MORTALITY AND EXPENSE RISK CHARGE.  Security  Benefit  deducts a daily charge from the assets of each  Subaccount  for mortality and expense risks equal to an annual  rate of  1.25%  of each  Subaccount's  average  daily  net  assets.  See
"Mortality and Expense Risk Charge," page 19.

   ADMINISTRATIVE CHARGE. Security Benefit deducts a daily administrative charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
Security  Benefit does not assess the  administration  charge  against  Contract
Value which is applied under Annuity Options 1-4. See  "Administrative  Charge,"
page 20.

   PREMIUM  TAX  CHARGE.  Security  Benefit  assesses  a premium  tax  charge to reimburse  itself  for any  premium  taxes that it incurs  with  respect to this
Contract.  This charge will  usually be deducted on  annuitization  or upon full withdrawal  if a  premium  tax  was  incurred  by  Security  Benefit  and is not refundable.  Partial  withdrawals,  including  systematic  withdrawals,  may  be subject to a premium tax charge if a premium  tax is incurred on the  withdrawal by Security  Benefit and is not refundable.  Security Benefit reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge," page 20.

   OTHER EXPENSES.  Security Benefit pays the operating expenses of the Separate
Account. Investment advisory fees and operating expenses of SBL Fund are paid by the Fund and are  reflected  in the net asset  value of the Fund  shares.  For a description of these charges and expenses, see the Prospectus for SBL Fund.

CONTACTING SECURITY BENEFIT -- You should direct all written requests,  notices, and forms  required by the Contract  and any  questions or inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 438-3112 or 1-800-888-2461, extension 3112.

EXPENSE TABLE

   The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly if you allocate Contract
Value to the Subaccounts.  The table reflects any contractual charges,  expenses of the Separate  Account,  and charges and expenses of SBL Fund.  The table does not  reflect  premium  taxes that may be imposed by various  jurisdictions.  See
"Premium Tax  Charge,"  page 20. The  information  contained in the table is not applicable to amounts allocated to the Fixed Account.

   For a complete  description of a Contract's costs and expenses,  see "Charges and  Deductions,"  page 19. For a more complete  description of SBL Fund's costs and expenses, see the SBL Fund prospectus, which accompanies this Prospectus.

================================================================================
CONTRACTUAL EXPENSES
--------------------------------------------------------------------------------
Sales Load on Purchase Payments ........................................   None
Contingent Deferred Sales Charge .......................................   None
Transfer Fee (per transfer) ............................................   None
================================================================================

================================================================================
ANNUAL SEPARATE ACCOUNT EXPENSES
(as a percentage of each Subaccount's average daily net assets)
--------------------------------------------------------------------------------
Annual Mortality and Expense Risk Charge ...............................   1.25%
Annual Administrative Charge ...........................................   0.15%
                                                                           ----
Total Separate Account Annual Expenses .................................   1.40%
================================================================================

==========================================================================================
ANNUAL SBL FUND EXPENSES (as a percentage of each Series' average daily net assets)
------------------------------------------------------------------------------------------
                                                     BROKERAGE PLAN                TOTAL
                                          ADVISORY    DISTRIBUTION      OTHER     SBL FUND
                                            FEE      (12b-1) FEES(1)   EXPENSES   EXPENSES
Equity (Series A) .....................    0.75%          0.01%         0.07%      0.83%
Large Cap Value (Series B) ............    0.75%          0.10%         0.08%      0.93%
Money Market (Series C) ...............    0.50%          0.00%         0.08%      0.58%
Global (Series D) .....................    1.00%          0.00%         0.20%      1.20%
Diversified Income (Series E) .........    0.75%          0.00%         0.08%      0.83%
Large Cap Growth (Series G) ...........    1.00%          0.01%         0.22%      1.23%
Enhanced Index (Series H) .............    0.75%          0.00%         0.16%      0.91%
International (Series I) ..............    1.10%          0.00%         1.15%      2.25%
Mid Cap Growth (Series J) .............    0.75%          0.01%         0.08%      0.84%
Managed Asset Allocation (Series N) ...    1.00%          0.00%         0.25%      1.25%
Equity Income (Series O) ..............    1.00%          0.04%         0.04%      1.08%
High Yield Series (Series P) ..........    0.75%          0.00%         0.11%      0.86%
Small Cap Value (Series Q) ............    1.00%          0.00%         0.18%      1.18%
Social Awareness (Series S) ...........    0.75%          0.00%         0.08%      0.83%
Technology (Series T) .................    1.00%          0.00%         0.46%      1.46%
Mid Cap Value (Series V) ..............    0.75%          0.02%         0.08%      0.85%
Main Street Growth and Income®
  (Series W) ..........................    1.00%          0.00%         0.25%      1.25%
Small Cap Growth (Series X) ...........    1.00%          0.00%         0.15%      1.15%
Select 25 (Series Y) ..................    0.75%          0.00%         0.13%      0.88%
------------------------------------------------------------------------------------------
1.  Amounts included as distribution  expenses under this caption are the amounts received by the  Fund's  distributor  under  the  Brokerage  Plan in the  last  fiscal  year in connection with the purchase and sale of securities held by the Fund.
==========================================================================================

EXAMPLES -- The examples presented below show the expenses that you would pay at the end of one, three,  five or ten years.  The examples assume that any waivers or  reimbursement  of  expenses  currently  in effect,  remain in effect for the period shown.  The  information  presented  applies if, at the end of those time periods,  the Contract is (1)  surrendered,  or (2)  annuitized or otherwise not surrendered.  The examples show  expenses  based upon an allocation of $1,000 to each of the Subaccounts and a hypothetical return of 5%.

   YOU SHOULD NOT CONSIDER THE EXAMPLES BELOW A REPRESENTATION OF PAST OR FUTURE
EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE 5% RETURN
ASSUMED  IN  THE  EXAMPLES  IS  HYPOTHETICAL  AND  SHOULD  NOT BE  CONSIDERED  A
REPRESENTATION  OF PAST OR FUTURE ACTUAL  RETURNS,  WHICH MAY BE GREATER OR LESS
THAN THE ASSUMED AMOUNT.

   Example -- You would pay the expenses shown below assuming full withdrawal of the Contract at the end of the applicable time period:

--------------------------------------------------------------------------------
                                                   1       3        5       10
                                                 YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
Equity Subaccount ............................   $23     $ 70     $119     $256
Large Cap Value Subaccount ...................    24       73      125      267
Money Market Subaccount ......................    20       62      107      231
Global Subaccount ............................    26       81      138      293
Diversified Income Subaccount ................    23       70      119      256
Large Cap Growth Subaccount ..................    27       82      140      296
Enhanced Index Subaccount ....................    23       72      124      265
International Subaccount .....................    37      112      189      391
Mid Cap Growth Subaccount ....................    23       70      120      257
Managed Asset Allocation Subaccount ..........    27       82      141      298
Equity Income Subaccount .....................    25       77      132      282
High Yield Subaccount ........................    23       71      121      260
Small Cap Value Subaccount ...................    26       80      137      291
Social Awareness Subaccount ..................    23       70      119      256
Technology Subaccount ........................    29       89      151      319
Mid Cap Value Subaccount .....................    23       70      120      258
Main Street Growth and Income® Subaccount ....    27       82      141      298
Small Cap Growth Subaccount ..................    26       79      136      289
Select 25 Subaccount .........................    23       71      122      262
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

     The following condensed financial  information  presents  accumulation unit values for the years ended December 31, 2001,  2000,  1999, 1998, 1997, 1996 and the period April 4, 1995 (date of inception)  through December 31, 1995, as well as ending accumulation units outstanding under each Subaccount.

==========================================================================================
                                                  2001     2000(4)     1999(3)        1998
------------------------------------------------------------------------------------------
EQUITY SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $22.99      $26.71      $25.06      $20.26
   End of period..........................      $20.08      $22.99      $26.71      $25.06
Accumulation units outstanding
at the end of period......................   4,310,974   4,655,419   5,225,093   4,778,310
------------------------------------------------------------------------------------------
LARGE CAP VALUE SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $18.08      $19.65      $19.58      $18.46
   End of period..........................      $16.82      $18.08      $19.65      $19.58
Accumulation units outstanding
at the end of period......................   2,623,675   2,644,783   3,145,165   3,161,657
------------------------------------------------------------------------------------------
MONEY MARKET SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $12.43      $11.89      $11.51      $11.12
   End of period..........................      $12.72      $12.43      $11.89      $11.51
Accumulation units outstanding
at the end of period......................   3,464,613   3,053,396   2,554,229   2,099,523
------------------------------------------------------------------------------------------
GLOBAL SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $25.43      $24.88      $16.43      $13.87
   End of period..........................      $22.00      $25.43      $24.88      $16.43
Accumulation units outstanding
at the end of period......................   3,107,087   3,280,764   2,659,740   2,293,514
------------------------------------------------------------------------------------------
DIVERSIFIED INCOME SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $13.28      $12.40      $13.07      $12.27
   End of period..........................      $14.03      $13.28      $12.40      $13.07
Accumulation units outstanding
at the end of period......................   3,187,184   2,487,735   2,665,337   2,409,250
------------------------------------------------------------------------------------------
LARGE CAP GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $ 7.90      $10.00         ---         ---
   End of period..........................      $ 6.59      $ 7.90         ---         ---
Accumulation units outstanding
at the end of period......................     642,709     320,615         ---         ---
------------------------------------------------------------------------------------------
ENHANCED INDEX SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $ 9.85      $11.13      $10.00         ---
   End of period..........................      $ 8.45      $ 9.85      $11.13         ---
Accumulation units outstanding
at the end of period......................   1,519,829   1,380,537     525,132         ---
------------------------------------------------------------------------------------------
INTERNATIONAL SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $10.11      $12.88      $10.00         ---
   End of period..........................      $ 7.53      $10.11      $12.88         ---
Accumulation units outstanding
at the end of period......................     574,736     497,305     130,329         ---
------------------------------------------------------------------------------------------
MID CAP GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $34.99      $30.38      $19.04      $16.37
   End of period..........................      $29.36      $34.99      $30.38      $19.04
Accumulation units outstanding
at the end of period......................   2,373,290   2,530,167   1,782,076   1,468,017
------------------------------------------------------------------------------------------
GLOBAL STRATEGIC INCOME SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $13.38      $13.07      $13.10      $12.43
   End of period..........................      $14.01      $13.38      $13.07      $13.10
Accumulation units outstanding
at the end of period......................     374,310     344,549     316,616     364,793
------------------------------------------------------------------------------------------
CAPITAL GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $ 7.97      $10.00         ---         ---
   End of period..........................      $ 6.71      $ 7.97         ---         ---
Accumulation units outstanding
at the end of period......................   1,071,566     477,217         ---         ---
------------------------------------------------------------------------------------------
GLOBAL TOTAL RETURN SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $13.79      $15.63      $13.90      $12.52
   End of period..........................      $11.82      $13.79      $15.63      $13.90
Accumulation units outstanding
at the end of period......................     622,441     758,977     891,708   1,063,148
------------------------------------------------------------------------------------------
MANAGED ASSET ALLOCATION SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $17.06      $17.46      $16.14      $13.82
   End of period..........................      $15.97      $17.06      $17.46      $16.14
Accumulation units outstanding
at the end of period......................   2,386,006   2,415,691   2,496,544   1,927,318
------------------------------------------------------------------------------------------
EQUITY INCOME SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $21.15      $19.00      $18.69      $17.38
   End of period..........................      $21.13      $21.15      $19.00      $18.69
Accumulation units outstanding
at the end of period......................   2,774,784   2,878,011   3,406,579   3,562,159
------------------------------------------------------------------------------------------
HIGH YIELD SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $11.99      $12.35      $12.36      $11.84
   End of period..........................      $12.34      $11.99      $12.35      $12.36
Accumulation units outstanding
at the end of period......................   1,322,510   1,308,531   1,097,087     945,133
------------------------------------------------------------------------------------------
SMALL CAP VALUE SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $10.64      $10.00         ---         ---
   End of period..........................      $12.81      $10.64         ---         ---
Accumulation units outstanding
at the end of period......................   1,068,094     215,945         ---         ---
------------------------------------------------------------------------------------------
SOCIAL AWARENESS SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $22.88      $26.64      $23.04      $17.78
   End of period..........................      $19.61      $22.88      $26.64      $23.04
Accumulation units outstanding
at the end of period......................   1,581,499   1,877,922   1,693,412   1,140,285
------------------------------------------------------------------------------------------
TECHNOLOGY SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $ 6.07      $10.00         ---         ---
   End of period..........................      $ 4.54      $ 6.07         ---         ---
Accumulation units outstanding
at the end of period......................     974,870     595,424         ---         ---
------------------------------------------------------------------------------------------
MID CAP VALUE SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $23.12      $17.53      $14.96      $13.01
   End of period..........................      $25.33      $23.12      $17.53      $14.96
Accumulation units outstanding
at the end of period......................   2,623,498   2,349,040   1,674,949   1,108,840
------------------------------------------------------------------------------------------
MAIN STREET GROWTH AND INCOME® SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $ 8.93      $10.00         ---         ---
   End of period..........................      $ 7.93      $ 8.93         ---         ---
Accumulation units outstanding
at the end of period......................   1,136,672     651,616         ---         ---
------------------------------------------------------------------------------------------
SMALL CAP GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $17.45      $19.39      $10.50      $ 9.55
   End of period..........................      $12.41      $17.45      $19.39      $10.50
Accumulation units outstanding
at the end of period......................   1,742,258   1,874,270     955,644     280,763
------------------------------------------------------------------------------------------
SELECT 25 SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $10.14      $12.25      $10.00         ---
   End of period..........................      $ 9.00      $10.14      $12.25         ---
Accumulation units outstanding
at the end of period......................   2,177,133   2,264,302   1,016,866         ---
==========================================================================================

================================================================================
                                               1997(2)         1996      1995(1)
--------------------------------------------------------------------------------
EQUITY SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $15.96       $13.20       $10.00
   End of period..........................      $20.26       $15.96       $13.20
Accumulation units outstanding
at the end of period......................   3,449,970    1,987,463      289,693
--------------------------------------------------------------------------------
LARGE CAP VALUE SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $14.80       $12.70       $10.00
   End of period..........................      $18.46       $14.80       $12.70
Accumulation units outstanding
at the end of period......................   2,571,374    1,388,519      248,974
--------------------------------------------------------------------------------
MONEY MARKET SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $10.72       $10.35       $10.00
   End of period..........................      $11.12       $10.72       $10.35
Accumulation units outstanding
at the end of period......................   1,754,200    1,520,180      288,907
--------------------------------------------------------------------------------
GLOBAL SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $13.21       $11.42       $10.00
   End of period..........................      $13.87       $13.21       $11.42
Accumulation units outstanding
at the end of period......................   1,835,594    1,183,160      126,206
--------------------------------------------------------------------------------
DIVERSIFIED INCOME SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $11.31       $11.56       $10.00
   End of period..........................      $12.27       $11.31       $11.56
Accumulation units outstanding
at the end of period......................   1,607,065    1,631,708      240,306
--------------------------------------------------------------------------------
LARGE CAP GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period....................         ---          ---          ---
   End of period..........................         ---          ---          ---
Accumulation units outstanding
at the end of period......................         ---          ---          ---
--------------------------------------------------------------------------------
ENHANCED INDEX SUBACCOUNT
Accumulation unit value:
   Beginning of period....................         ---          ---          ---
   End of period..........................         ---          ---          ---
Accumulation units outstanding
at the end of period......................         ---          ---          ---
--------------------------------------------------------------------------------
INTERNATIONAL SUBACCOUNT
Accumulation unit value:
   Beginning of period....................         ---          ---          ---
   End of period..........................         ---          ---          ---
Accumulation units outstanding
at the end of period......................         ---          ---          ---
--------------------------------------------------------------------------------
MID CAP GROWTH SUBACCOUNT
Accumulation unit value
   Beginning of period....................      $13.84       $11.89       $10.00
   End of period..........................      $16.37       $13.84       $11.89
Accumulation units outstanding
at the end of period......................   1,234,228      772,390      133,581
--------------------------------------------------------------------------------
GLOBAL STRATEGIC INCOME SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $11.96       $10.67       $10.00
   End of period..........................      $12.43       $11.96       $10.67
Accumulation units outstanding
at the end of period......................     382,445      328,077       84,477
--------------------------------------------------------------------------------
CAPITAL GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period....................         ---          ---          ---
   End of period..........................         ---          ---          ---
Accumulation units outstanding
at the end of period......................         ---          ---          ---
--------------------------------------------------------------------------------
GLOBAL TOTAL RETURN SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $11.96       $10.62       $10.00
   End of period..........................      $12.52       $11.96       $10.62
Accumulation units outstanding
at the end of period......................   1,454,825    1,361,078      471,091
--------------------------------------------------------------------------------
MANAGED ASSET ALLOCATION SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $11.84       $10.64       $10.00
   End of period..........................      $13.82       $11.84       $10.64
Accumulation units outstanding
at the end of period......................   1,213,323      715,033      231,852
--------------------------------------------------------------------------------
EQUITY INCOME SUBACCOUN
Accumulation unit value:
   Beginning of period....................      $13.73       $11.61       $10.00
   End of period..........................      $17.38       $13.73       $11.61
Accumulation units outstanding
at the end of period......................   3,117,060    1,764,015      267,317
--------------------------------------------------------------------------------
HIGH YIELD SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $10.00          ---          ---
   End of period..........................      $11.84          ---          ---
Accumulation units outstanding
at the end of period......................     316,416          ---          ---
--------------------------------------------------------------------------------
SMALL CAP VALUE SUBACCOUNT
Accumulation unit value:
   Beginning of period....................         ---          ---          ---
   End of period..........................         ---          ---          ---
Accumulation units outstanding
at the end of period......................         ---          ---          ---
--------------------------------------------------------------------------------
SOCIAL AWARENESS SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $14.69       $12.56       $10.00
   End of period..........................      $17.78       $14.69       $12.56
Accumulation units outstanding
at the end of period......................     541,120      220,549       37,149
--------------------------------------------------------------------------------
TECHNOLOGY SUBACCOUNT
Accumulation unit value:
   Beginning of period....................         ---          ---          ---
   End of period..........................         ---          ---          ---
Accumulation units outstanding
at the end of period......................         ---          ---          ---
--------------------------------------------------------------------------------
MID CAP VALUE SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $10.00          ---          ---
   End of period..........................      $13.01          ---          ---
Accumulation units outstanding
at the end of period......................     372,693          ---          ---
--------------------------------------------------------------------------------
MAIN STREET GROWTH AND INCOME® SUBACCOUNT
Accumulation unit value:
   Beginning of period....................         ---          ---          ---
   End of period..........................         ---          ---          ---
Accumulation units outstanding
at the end of period......................         ---          ---          ---
--------------------------------------------------------------------------------
SMALL CAP GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period....................      $10.00          ---          ---
   End of period..........................      $ 9.55          ---          ---
Accumulation units outstanding
at the end of period......................      25,182          ---          ---
--------------------------------------------------------------------------------
SELECT 25 SUBACCOUNT
Accumulation unit value:
   Beginning of period....................         ---          ---          ---
   End of period..........................         ---          ---          ---
Accumulation units outstanding
at the end of period......................         ---          ---          ---
--------------------------------------------------------------------------------
1.  Global Strategic Income Subaccount, Global Total Return Subaccount,  Managed
    Asset Allocation  Subaccount and Equity Income  Subaccount for the period of
    June 1,  1995  (inception)  through  December  31,  1995.

2.  Mid Cap Value  Subaccount  for the period July 3, 1997  (inception)  through
    December 31, 1997.  Small Cap Growth  Subaccount  for the period October 15,
    1997 (inception) through December 31, 1997.

3.  Accumulation  Unit  Values  for  Enhanced  Index  Subaccount,  International
    Subaccount and Select 25 Subaccount are for the period May 3, 1999 (the date the Subaccounts were first publicly offered) through December 31, 1999.

4.  Large Cap Growth  Subaccount,  Capital  Growth  Subaccount,  Small Cap Value
    Subaccount,  Technology  Subaccount  and  Main  Street  Growth  and  Income®
    Subaccount for the period May 1, 2000 (inception) through December 31, 2000.
================================================================================

INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE ACCOUNT, AND SBL FUND

SECURITY BENEFIT LIFE INSURANCE  COMPANY -- Security Benefit is a life insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

   On July 31, 1998,  Security  Benefit  converted  from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of  persons  who  were  Contractowners  as of July  31,  1998  became membership interests in Security Benefit Mutual Holding Company as of that date, and  persons  who  acquire  policies  from  Security  Benefit  after  that  date automatically become members in the mutual holding company.

   Security  Benefit  offers a  complete  line of life  insurance  policies  and annuity contracts,  as well as financial and retirement services. It is admitted to do business in the District of Columbia,  and in all states  except New York.
As of the end of 2001,  the  Company  had  total  assets of  approximately  $7.9 billion.  Together  with its  subsidiaries,  the  Company  has total funds under management of over $9.8 billion.

   The Principal  Underwriter for the Contracts is Security  Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by Security Benefit.

PUBLISHED  RATINGS  --  Security  Benefit  may  from  time  to time  publish  in advertisements,  sales  literature  and  reports to Owners the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or claims-paying  ability of Security Benefit and should not be considered as bearing on the investment  performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of the  Company as  measured  by  Standard  & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- Security  Benefit  established  the Separate  Account under
Kansas law on September 12, 1994. The Contract provides that the income,  gains, or losses of the Separate Account,  whether or not realized,  are credited to or charged  against  the assets of the  Separate  Account  without  regard to other income, gains, or losses of Security Benefit. Kansas law provides that assets in a separate account  attributable to the reserves and other liabilities under the contracts may not be charged with  liabilities  arising from any other  business that the  insurance  company  conducts if, and to the extent,  the  contracts so provide.  The  Contract  contains  such a provision.  Security  Benefit owns the assets in the Separate Account and is required to maintain  sufficient assets in the  Separate  Account  to meet  all  Separate  Account  obligations  under  the
Contracts.  Security  Benefit may  transfer to its General  Account  assets that exceed anticipated  obligations of the Separate Account. All obligations arising under the  Contracts  are general  corporate  obligations  of Security  Benefit.
Security  Benefit  may invest its own assets in the  Separate  Account for other purposes,  but not to support  contracts other than variable annuity  contracts, and may accumulate in the Separate  Account  proceeds from Contract  charges and investment results applicable to those assets.

   The Separate  Account is currently  divided into  nineteen  Subaccounts.  The
Contract provides that income,  gains and losses,  whether or not realized,  are credited to, or charged against, the assets of each Subaccount without regard to the income,  gains or losses in the other  Subaccounts.  Each Subaccount invests exclusively in shares of a specific Series of SBL Fund.  Security Benefit may in the future establish additional  Subaccounts of the Separate Account,  which may invest in other  Series of SBL Fund or in other  securities,  mutual  funds,  or investment vehicles.

   The Separate  Account is registered with the SEC as a unit  investment  trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of Security Benefit.

SBL FUND -- SBL Fund is an open-end management  investment company of the series type. It is registered with the SEC under the 1940 Act. Such  registration  does not involve  supervision by the SEC of the  investments or investment  policy of the Fund. SBL Fund currently has nineteen separate portfolios  ("Series"),  each of which pursues different investment objectives and policies.

   Shares of the Fund  currently  are  offered  only for  purchase  by  separate accounts of Security Benefit to serve as an investment  medium for variable life insurance  policies  and for  variable  annuity  contracts  issued  by  Security
Benefit.  Thus,  SBL Fund serves as an investment  medium for both variable life insurance  policies  and  variable  annuity  contracts.  This is  called  "mixed funding." Shares of SBL Fund may also be sold in the future to separate accounts of other insurance  companies,  both affiliated and not affiliated with Security
Benefit.  This is called "shared  funding."  Security Benefit currently does not foresee any disadvantages to Contractowners  arising from either mixed or shared funding;  however, due to differences in tax treatment or other  considerations, it is theoretically  possible that the interests of owners of various  contracts for  which  SBL Fund  serves as an  investment  medium  might at some time be in conflict.  However,  Security  Benefit,  the Fund's Board of Directors,  and any
other  insurance  companies  that  participate in the SBL Fund in the future are required to monitor  events in order to identify  any  material  conflicts  that arise from the use of the Fund for mixed and/or shared funding. SBL Fund's Board of Directors is required to determine  what action,  if any,  should be taken in the event of such a conflict. If such a conflict were to occur, Security Benefit might be required  to withdraw  the  investment  of one or more of its  separate accounts  from  SBL  Fund.  This  might  force  the Fund to sell  securities  at disadvantageous prices.

   A summary of the investment objective of each Series of SBL Fund is set forth below.  We cannot  assure  that any Series  will  achieve  its  objective.  More detailed  information is contained in the  accompanying  prospectus of SBL Fund,
including   information  on  the  risks  associated  with  the  investments  and investment techniques of each Series.

   SBL  FUND'S  PROSPECTUS  ACCOMPANIES  THIS  PROSPECTUS  AND  SHOULD  BE  READ
CAREFULLY BEFORE INVESTING.

SERIES A (EQUITY  SERIES) -- Amounts that you allocate to the Equity  Subaccount are  invested  in  Series  A. The  investment  objective  of Series A is to seek long-term  capital  growth  by  investing  at least  80% of its net  assets in a broadly diversified  portfolio of equity securities,  which may include ADRs and convertible securities.

SERIES B (LARGE CAP VALUE  SERIES) -- Amounts that you allocate to the Large Cap
Value  Subaccount are invested in Series B. Series B seeks  long-term  growth of capital  by  investing  at least 80% of its net  assets in  large-capitalization value  companies.  The Series'  stock  investments  may include  common  stocks, preferred  stocks  and  convertible  securities  of both U.S.  issuers  and U.S.
dollar-denominated  foreign  issuers.  Series B may temporarily  invest in cash, government bonds or money market securities.

SERIES C (MONEY MARKET  SERIES) -- Amounts that you allocate to the Money Market
Subaccount are invested in Series C. The investment  objective of Series C is to provide  as high a level of  current  income as is  consistent  with  preserving capital.  It invests in high quality money market instruments with maturities of not longer than thirteen months.

SERIES D (GLOBAL  SERIES) -- Amounts that you allocate to the Global  Subaccount are  invested  in  Series  D. The  investment  objective  of Series D is to seek long-term growth of capital  primarily  through  investment in common stocks and equivalents of companies domiciled in foreign countries and the United States.

SERIES E  (DIVERSIFIED  INCOME  SERIES)  --  Amounts  that you  allocate  to the
Diversified Income Subaccount are invested in Series E. The investment objective of Series E is to provide  current  income with security of principal.  Series E seeks  to  achieve  this  investment  objective  by  investing  primarily  in  a diversified portfolio of investment-grade  debt securities.  The debt securities in which Series E invests will  primarily be domestic  securities,  but may also include dollar denominated foreign securities.

SERIES G (LARGE CAP GROWTH SERIES) -- Amounts that you allocate to the Large Cap
Growth Subaccount are invested in Series G. The investment objective of Series G is to seek long-term  capital growth by investing at least 80% of its net assets in common stock and other equity  securities of large  capitalization  companies
(defined as  companies  whose total  market  value is at least $5 billion at the time of purchase).

SERIES H (ENHANCED  INDEX  SERIES) -- Amounts  that you allocate to the Enhanced
Index Subaccount are invested in Series H. The investment  objective of Series H is to seek to outperform the S&P 500 Index through stock selection  resulting in different weightings of common stock relative to the index.

SERIES  I   (INTERNATIONAL   SERIES)  --  Amounts   that  you  allocate  to  the
International  Subaccount are invested in Series I. The investment  objective of
Series I is to seek long- term capital  appreciation  by investing  primarily in
non-U.S. equity securities and other securities with equity characteristics.

SERIES J (MID CAP GROWTH  SERIES) -- Amounts  that you  allocate  to the Mid Cap
Growth Subaccount are invested in Series J. The investment objective of Series J is to seek capital appreciation by investing at least 80% of its net assets in a diversified  portfolio of equity securities with market  capitalizations  of $10 billion or less at the time of investment.

SERIES N (MANAGED ASSET  ALLOCATION  SERIES) -- Amounts that you allocate to the
Managed Asset  Allocation  Subaccount  are invested in Series N. The  investment objective  of  Series N is to seek a high  level of total  return  by  investing primarily in a diversified portfolio of debt and equity securities.

SERIES O (EQUITY  INCOME  SERIES) --  Amounts  that you  allocate  to the Equity
Income Subaccount are invested in Series O. The investment objective of Series O is to seek to provide substantial  dividend income and also capital appreciation
by  investing   primarily  in  dividend-paying   common  stocks  of  established
companies.

SERIES P (HIGH  YIELD  SERIES) -- Amounts  that you  allocate  to the High Yield
Subaccount are invested in Series P. The investment  objective of Series P is to seek high current income and as a secondary  objective,  capital appreciation by investing  at least 80% of its net assets in higher  yielding,  higher risk debt securities (commonly known as "junk bonds").

SERIES Q (SMALL CAP VALUE  SERIES) -- Amounts that you allocate to the Small Cap
Value Subaccount are invested in Series Q. The investment  objective of Series Q is to seek  capital  growth  by  investing  at least  80% of its net  assets  in securities of small capitalization companies (defined as companies with a market capitalization  substantially  similar  to  that  of  companies  in the  Russell
2500™ Index at the time of investment).

SERIES S (SOCIAL  AWARENESS  SERIES) -- Amounts  that you allocate to the Social
Awareness  Subaccount  are  invested in Series S. The  investment  objective  of
Series S is to seek capital  appreciation  by  investing  in a  well-diversified portfolio  of  equity  securities  that the  Investment  Adviser  believes  have above-average  earnings  potential  and which meet  certain  established  social criteria.  The Series may also  invest in  companies  that are  included  in the
Domini 400 Social  Index(SM),  which companies will be deemed to comply with the
Series' social criteria.

SERIES T  (TECHNOLOGY  SERIES) -- Amounts  that you  allocate to the  Technology
Subaccount are invested in Series T. The investment  objective of Series T is to seek long-term capital  appreciation by investing at least 80% of its net assets in the equity securities of technology companies.

SERIES V (MID CAP VALUE  SERIES) --  Amounts  that you  allocate  to the Mid Cap
Value Subaccount are invested in Series V. The investment  objective of Series V is to seek  long-term  growth of  capital by  investing  at least 80% of its net
assets  in  a   diversified   portfolio   of  equity   securities   with  market
capitalizations  of $10  billion or less at the time of  investment.  The Series will invest in stocks  that the  Investment  Adviser  believes  are  undervalued relative to assets, earnings, growth potential or cash flow.

SERIES W (MAIN STREET GROWTH AND INCOME® SERIES) -- Amounts that you allocate to the Main Street  Growth and  Income®  Subaccount  are  invested in Series W. The investment  objective of Series W is to seek high total return  (which  includes growth in the value of its shares as well as  current  income)  from  equity and debt securities.

SERIES X (SMALL CAP GROWTH SERIES) -- Amounts that you allocate to the Small Cap
Growth Subaccount are invested in Series X. The investment objective of Series X is to seek  long-term  growth of  capital by  investing  at least 80% of its net assets in equity  securities of companies  with market  capitalizations  of $750 million or less at the time of investment.

SERIES Y (SELECT  25  SERIES)  --  Amounts  that you  allocate  to the Select 25
Subaccount are invested in Series Y. The investment  objective of Series Y is to seek  long-term  growth of capital by  concentrating  its  investments in a core position  of 20-30  common  stocks  of growth  companies  which  have  exhibited consistent above average earnings growth.

THE  INVESTMENT  ADVISER --  Security  Management  Company,  LLC  located at One
Security Benefit Place,  Topeka,  Kansas 66636,  serves as Investment Adviser to each Series of SBL Fund. The Investment Adviser is registered with the SEC as an investment adviser.  The Investment Adviser has engaged The Dreyfus Corporation,
200 Park  Avenue,  New York,  New York  10166,  to provide  investment  advisory services to Large Cap Value Series; OppenheimerFunds,  Inc., 498 Seventh Avenue,
New York,  New York 10018,  to provide  investment  advisory  services to Global
Series and Main Street Growth and Income®  Series;  Deutsche  Asset  Management,
Inc., 280 Park Avenue, New York, New York 10017, to provide investment  advisory services to Enhanced Index Series;  Templeton Investment Counsel,  LLC, 500 East
Broward Boulevard, Ft. Lauderdale, Florida 33394, to provide investment advisory services to International  Series;  Wellington Management Company, LLP, 75 State
Street, Boston,  Massachusetts 02109, to provide investment advisory services to
Technology  Series;  T. Rowe Price  Associates,  Inc.,  100 East  Pratt  Street,
Baltimore,  Maryland 21202, to provide  investment  advisory services to Managed
Asset  Allocation  Series and Equity Income Series;  Strong  Capital  Management
Corporation,  900  Heritage  Reserve,  Menomonee,  Wisconsin  53051,  to provide investment  advisory  services  to Small Cap  Value  Series;  and RS  Investment
Management, L.P., 388 Market Street, San Francisco, California 94111, to provide investment advisory services to Small Cap Growth Series.

THE CONTRACT

GENERAL -- Security Benefit issues the Contract  offered by this Prospectus.  It is an individual  flexible purchase payment deferred  variable  annuity.  To the extent  that you  allocate  all or a portion of your  purchase  payments  to the
Subaccounts,  the  Contract  is  significantly  different  from a fixed  annuity contract  in that it is the  Owner  under a  Contract  who  assumes  the risk of investment  gain or loss rather  than  Security  Benefit.  When you are ready to begin receiving annuity payments,  the Contract provides several Annuity Options on a variable  basis, a fixed basis or both beginning on the Annuity Start Date.
The amount  that will be  available  for  annuity  payments  will  depend on the investment  performance of the Subaccounts to which you have allocated  purchase payments  and the amount of interest  credited  on Contract  Value that you have allocated to the Fixed Account.

   The  Contract  is  available  for  purchase  by an  individual  as a  non-tax qualified retirement plan ("Non-Qualified  Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the  requirements  of Section 401,  403(b),  408,  408A,  or 457 of the Internal
Revenue Code  ("Qualified  Plan").  Certain federal tax advantages are currently available to  retirement  plans that qualify as (1)  self-employed  individuals'
retirement  plans under Section 401, such as HR-10 and Keogh plans,  (2) pension or  profit-sharing  plans  established  by an  employer  for the  benefit of its employees  under Section 401, (3) individual  retirement  accounts or annuities, including  those  established  by an employer as a simplified  employee  pension plan, under Section 408, (4) annuity purchase plans of public school systems and
certain   tax-exempt   organizations   under  Section  403(b)  or  (5)  deferred
compensation  plans  for  employees  established  by a unit of a state  or local government or by a tax-exempt  organization  under Section 457. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial purchase payment to Security  Benefit,  as well as any other form or  information  that  Security  Benefit  may  require.  Security
Benefit  reserves the right to reject an application or purchase payment for any reason,  subject to Security Benefit's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

   The maximum age of an Owner or Annuitant  for which a Contract will be issued is 90. If there are Joint Owners or  Annuitants,  the maximum  issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract is $25,000 ($25 for employees of The Texas A&M system). Thereafter, you may choose the  amount and  frequency  of  purchase  payments,  except  that the minimum  subsequent  purchase  payment is $1,000 ($25 for employees of The Texas
A&M system).  The minimum subsequent  purchase payment if you elect an Automatic
Investment  Program is also  $1,000.  Security  Benefit  may reduce the  minimum purchase payment  requirement  under certain  circumstances.  A purchase payment exceeding $1 million  will not be accepted  without  prior  approval of Security
Benefit.

   Security  Benefit will apply the initial  purchase payment not later than the end of the second  Valuation  Date after the  Valuation  Date it is  received by
Security Benefit;  provided that the purchase payment is preceded or accompanied by an application that contains  sufficient  information to establish an account and properly credit such purchase payment. The application form will be provided
by  Security   Benefit.   If  Security  Benefit  does  not  receive  a  complete
application,  Security  Benefit  will  notify  you  that it does  not  have  the necessary  information to issue a Contract.  If you do not provide the necessary information to Security  Benefit within five Valuation Dates after the Valuation
Date on which Security Benefit first receives the initial purchase payment or if
Security  Benefit  determines it cannot  otherwise issue the Contract,  Security
Benefit  will return the initial  purchase  payment to you unless you consent to
Security  Benefit  retaining the purchase  payment until the application is made complete.

   Security Benefit will credit  subsequent  purchase  payments as of the end of the Valuation  Period in which they are received by Security Benefit at its Home
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid  under an  Automatic  Investment  Program.  The  initial  purchase  payment required must be paid before the Automatic  Investment  Program will be accepted by Security Benefit.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than 1% of any payment being  allocated to any one  Subaccount or the Fixed
Account.  The  allocations  must be  whole  percentages  and  must  total  100%.
Available allocation alternatives include the nineteen Subaccounts and the Fixed
Account.

   You may change the purchase payment  allocation  instructions by submitting a proper written  request to Security  Benefit's  Home Office.  A proper change in allocation  instructions  will be effective upon receipt by Security  Benefit at its Home  Office  and will  continue  in  effect  until  you  submit a change in instructions  to the  company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone provided the Telephone Transfer section of the application  or the proper  form is  completed,  signed,  and filed at  Security
Benefit's  Home Office.  Changes in the allocation of future  purchase  payments have no effect on existing Contract Value. You may,  however,  transfer Contract
Value among the  Subaccounts  and the Fixed  Account in the manner  described in
"Transfers of Contract Value," page 16.

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost  average  your  Contract  Value by  authorizing  Security  Benefit  to make periodic  transfers of Contract  Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which  securities are purchased at regular  intervals in fixed dollar amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles.  The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the  Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

   An Asset  Reallocation/Dollar  Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  fixed  period or  earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

   After Security Benefit has received a Dollar Cost Averaging Request in proper form at its Home Office,  Security  Benefit will transfer  Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. Security Benefit will effect each transfer on the date you specify, or if no date is specified,  on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Home Office of a Dollar Cost Averaging Request in proper form.
Transfers  will be made until the total amount  elected has been  transferred or until Contract Value in the  Subaccount  from which  transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14  transfers  per  Contract  Year  that  are  allowed  as  discussed  under
"Transfers of Contract Value," page 16.

   You may  instruct  Security  Benefit at any time to  terminate  the option by written request to Security  Benefit's Home Office.  In that event, the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  the  Subaccount  has been  depleted,  or the Dollar Cost Averaging
Option has been canceled,  a new Dollar Cost Averaging Request must be completed and sent to the Home  Office.  Security  Benefit  may  discontinue,  modify,  or suspend the Dollar Cost Averaging Option at any time.

   You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "The Fixed Account," page 22.

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize
Security  Benefit  to  automatically  transfer  Contract  Value on a  quarterly, semiannual or annual basis to maintain a particular  percentage allocation among the  Subaccounts.  The Contract Value  allocated to each Subaccount will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

   To elect this  option an Asset  Reallocation  Request in proper  form must be received by Security  Benefit at its Home Office.  An Asset  Reallocation/Dollar
Cost Averaging  form is available  upon request.  On the form, you must indicate the applicable  Subaccounts,  the  applicable  time period and the percentage of
Contract Value to be allocated to each Subaccount.

   Upon receipt of the Asset Reallocation Request,  Security Benefit will effect a transfer or, in the case of a new Contract, will allocate the initial purchase payment,  among  the  Subaccounts  based  upon  the  percentages  you  selected.
Thereafter,  Security  Benefit will  transfer  Contract  Value to maintain  that allocation on each quarterly,  semiannual or annual anniversary,  as applicable, of the date of Security Benefit's receipt of the Asset  Reallocation  Request in proper  form.  The  amounts  transferred  will be  credited  at the price of the
Subaccount  as of the end of the  Valuation  Dates  on  which  the  transfer  is effected.

   You may instruct  Security  Benefit at any time to  terminate  this option by written request to Security Benefit's Home Office. The Asset Reallocation Option
will terminate  automatically  if a transfer is made to, or from, any Subaccount included in the allocation  selected by the  Contractowner.  In that event,  the
Contract Value in the Subaccounts  that has not been  transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset Reallocation/ Dollar Cost Averaging form must be completed and sent to Security  Benefit's Home Office.  Security  Benefit may discontinue, modify,  or  suspend,  and  reserves  the right to  charge a fee for,  the Asset
Reallocation Option at any time.

   Contract  Value  allocated to the Fixed  Account may be included in the Asset
Reallocation  Program,  subject to certain restrictions  described in "Transfers and Withdrawals from the Fixed Account," page 23.

TRANSFERS OF CONTRACT VALUE -- Prior to the Annuity Start Date, you may transfer
Contract Value among the  Subaccounts  upon proper  written  request to Security
Benefit's Home Office.  You may make transfers (other than transfers pursuant to the Dollar Cost  Averaging and Asset  Reallocation  Options) by telephone if the
Telephone  Transfer  section  of the  application  or the  proper  form has been completed,  signed and filed at  Security  Benefit's  Home  Office.  The minimum transfer  amount is $1,000 or the amount  remaining in a given  Subaccount.  The minimum  transfer  amount  does not apply to  transfers  under the  Dollar  Cost
Averaging or Asset Reallocation Options.

   You may also  transfer  Contract  Value  from the  Subaccounts  to the  Fixed
Account;  however,  transfers  from the Fixed  Account  to the  Subaccounts  are restricted as described in "The Fixed Account," page 22.

   Security  Benefit  generally  does not  limit  the  frequency  of  transfers, although Security Benefit reserves the right to limit the number of transfers to
14 in a Contract  Year.  Also,  the Contract is not  designed  for  professional
"market timing" organizations, or other organizations or individuals engaging in a market timing strategy,  making programmed  transfers,  frequent  transfers or transfers that are large in relation to the total assets of the underlying fund.
These  kinds  of  strategies  and  transfer  activities  are  disruptive  to the underlying funds in which the Subaccounts invest. If Security Benefit determines that  your  transfer  patterns  among  the  Subaccounts  are  disruptive  to the underlying  funds,  Security  Benefit  may  among  other  things,  restrict  the availability of telephone transfers or other electronic  transfers.  We may also refuse  to act on  transfer  instructions  of an agent  acting  under a power of attorney  who is acting on behalf of one or more  owners.  Also,  certain of the underlying funds have in place limits on the number of transfers  permitted in a
Contract  Year,  which limits are more  restrictive  than 14 per Contract  Year.
Security Benefit reserves the right to limit the size and frequency of transfers and to discontinue telephone and other electronic transfers.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   On each  Valuation  Date,  the  amount of  Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that Subaccount. See "Determination of Contract Value," below. No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- The Contract Value will vary to a degree that
depends  upon  several  factors,   including   investment   performance  of  the
Subaccounts  to which you have  allocated  Contract  Value,  payment of purchase payments, the amount of any outstanding Contract Debt, partial withdrawals,  and the charges assessed in connection with the Contract.  The amounts  allocated to the Subaccounts  will be invested in shares of the  corresponding  Series of SBL
Fund. The investment  performance of the Subaccounts  will reflect  increases or decreases in the net asset value per share of the  corresponding  Series and any dividends or distributions  declared by a Series. Any dividends or distributions from any Series of the Fund will be  automatically  reinvested  in shares of the same Series, unless Security Benefit, on behalf of the Separate Account,  elects otherwise.

   Assets in the  Subaccounts  are divided into  Accumulation  Units,  which are accounting  units of measure  used to calculate  the value of a  Contractowner's interest in a Subaccount.  When you allocate  purchase payments to a Subaccount, your Contract is credited with  Accumulation  Units.  The number of Accumulation
Units to be credited is determined  by dividing the dollar  amount  allocated to the  particular  Subaccount by the price for the Subaccount as of the end of the
Valuation Period in which the purchase payment is credited.  In addition,  other transactions,  including  loans,  full or partial  withdrawals,  transfers,  and assessment  of  certain  charges  against  the  Contract,  affect  the number of
Accumulation  Units  credited  to a  Contract.  The number of units  credited or debited in connection  with any such  transaction  is determined by dividing the dollar amount of such transaction by the price of the affected  Subaccount.  The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock  Exchange,  normally  3:00 p.m.  Central  time.  Transactions received  after  that  time  on any  Valuation  Date  will  be  effected  at the
Accumulation Unit value determined on the following Valuation Date. The price of each  Subaccount  may be  determined  earlier  if  trading on the New York Stock
Exchange is restricted or as permitted by the SEC.

   The number of Accumulation  Units credited to a Contract shall not be changed by any subsequent  change in the value of an  Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from  Valuation  Date to Valuation Date depending upon the investment  experience of the Subaccount and charges  against the Subaccount.

   The  price of each  Subaccount's  units  initially  was $10.  The  price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment performance  of the  corresponding  Series of SBL  Fund,  (2) any  dividends  or distributions paid by the corresponding  Series,  (3) the charges,  if any, that may be assessed by Security  Benefit for taxes  attributable to the operation of the  Subaccount,  (4) the  mortality and expense risk charge under the Contract, and (5) the administrative charge under the Contract.

FULL AND PARTIAL WITHDRAWALS -- A Contractowner may make a partial withdrawal of
Contract  Value or surrender the Contract for its  Withdrawal  Value.  A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date,  subject to  restrictions  on partial  withdrawals of Contract Value from the Fixed  Account,  limitations  under the  applicable  plan for Qualified
Plans and applicable law. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper  Withdrawal  Request form is received by Security  Benefit at its Home Office.  A proper  Withdrawal  Request form must include the written  consent of any effective  assignee or irrevocable
Beneficiary, if applicable.

   The  proceeds  received  upon  a  full  withdrawal  will  be  the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received by Security Benefit at its Home Office,  less any outstanding  Contract
Debt and any uncollected premium taxes.

   Security  Benefit  requires  the  signature  of all Owners on any request for withdrawal,  and a guarantee  of all such  signatures  to effect the transfer or exchange of all or a part of the Contract for another investment.  The signature guarantee  must be provided by an eligible  guarantor,  such as a bank,  broker, credit union,  national  securities  exchange or savings  association.  Security
Benefit further  requires that any request to transfer or exchange all or a part of the Contract for another  investment be made upon a transfer form provided by
Security Benefit, which is available upon request.

   A partial  withdrawal  may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be for at least $1,000,
except  systematic   withdrawals  discussed  below.  A  request  for  a  partial withdrawal  will result in a payment by Security  Benefit in accordance with the amount specified in the partial withdrawal request.  Upon payment,  the Contract
Value will be  reduced  by an amount  equal to the  payment  and any  applicable premium  tax.  If a  partial  withdrawal  is  requested  that  would  leave  the
Withdrawal Value in the Contract less than $5,000, Security Benefit reserves the right to treat the partial withdrawal as a request for a full withdrawal.

   Security  Benefit  will  deduct the amount of a partial  withdrawal  from the
Contract  Value  in the  Subaccounts  and the  Fixed  Account  according  to the
Contractowner's  instructions to Security Benefit.  If a Contractowner  does not specify the  allocation,  Security  Benefit will deduct the withdrawal  from the
Contract Value in the same proportion that the Contract Value is allocated among the Subaccounts and the Fixed Account.

   A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be subject to a premium  tax charge to  reimburse  Security  Benefit for any tax on premiums on a Contract that may be imposed by various states and municipalities.
See "Premium Tax Charge," page 20.

   A full or partial withdrawal,  including a systematic withdrawal,  may result in the  receipt of taxable  income to the Owner and,  if made prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 401(a),  403(b),  408 or 457 of the Internal Revenue Code,  reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on  withdrawals.  For more  information,  see  "Restrictions  on
Withdrawals from Qualified Plans," page 26. The tax consequences of a withdrawal under the Contract  should be carefully  considered.  See "Federal Tax Matters,"
page 27.

SYSTEMATIC  WITHDRAWALS  -- Security  Benefit  currently  offers a feature under which you may select systematic withdrawals. Under this feature, a Contractowner may elect to receive  systematic  withdrawals  before the Annuity  Start Date by sending a properly completed Request for Scheduled  Systematic  Payments form to
Security  Benefit at its Home Office.  This option may be elected at any time. A
Contractowner may designate the systematic  withdrawal amount as a percentage of
Contract Value  allocated to the  Subaccounts  and/or Fixed Account,  as a fixed period,  as a specified  dollar amount,  as all earnings in the Contract,  or as based upon the life  expectancy of the Owner or the Owner and a  beneficiary.  A
Contractowner  may  also  designate  the  desired  frequency  of the  systematic withdrawals,  which may be monthly,  quarterly,  semiannually  or annually.  The
Contractowner  may stop or modify  systematic  withdrawals  upon proper  written request  received  by  Security  Benefit at its Home  Office at least 30 days in advance of the requested date of termination or  modification.  A proper request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

   Each systematic withdrawal must be at least $100. Upon payment, your Contract
Value  will be  reduced  by an amount  equal to the  payment  proceeds  plus any applicable  premium tax. Any  systematic  withdrawal  that equals or exceeds the
Withdrawal Value will be treated as a full withdrawal.  In no event will payment of a systematic  withdrawal  exceed the  Withdrawal  Value.  The  Contract  will automatically  terminate  if  a  systematic  withdrawal  causes  the  Contract's
Withdrawal Value to equal zero.

   Security Benefit will effect each systematic  withdrawal as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic withdrawal will be allocated from the Contractowner's Contract
Value  in  the   Subaccounts   and  the  Fixed  Account,   as  directed  by  the
Contractowner.   If  a  Contractowner  does  not  specify  the  allocation,  the systematic  withdrawal  will be  deducted  from the  Contract  Value in the same proportion  that the Contract Value is allocated  among the  Subaccounts and the
Fixed Account.

   Security Benefit may, at any time,  discontinue,  modify, suspend or charge a fee for  systematic  withdrawals.  Systematic  withdrawals  from Contract  Value allocated to the Fixed  Account  must provide for payments  over a period of not fewer than 36 months as described under "The Fixed Account," page 22. You should consider  carefully the tax consequences of a systematic  withdrawal,  including the 10% penalty tax which may be imposed on withdrawals  made prior to the Owner attaining age 59 1/2. See "Federal Tax Matters," page 27.

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period beginning when you receive the Contract.  Security
Benefit  will then deem void the  returned  Contract  and will refund to you any purchase payments  allocated to the Fixed Account plus the Contract Value in the
Subaccounts  as of the end of the  Valuation  Period  during  which the returned
Contract is received by Security Benefit.  Security Benefit will refund purchase payments allocated to the Subaccounts rather than Contract Value in those states and circumstances that require it to do so.

DEATH  BENEFIT -- If the Owner dies prior to the Annuity  Start  Date,  Security
Benefit will pay the death benefit  proceeds to the Designated  Beneficiary upon receipt of due proof of the Owner's death and instructions  regarding payment to the  Designated  Beneficiary.  If there are  Joint  Owners,  the  death  benefit proceeds  will be payable  upon  receipt  of due proof of death of either  Owner prior to the Annuity Start Date and instructions regarding payment.

   If the  surviving  spouse  of the  deceased  Owner  is  the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations.  See "Distribution  Requirements," page 19. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due  proof  of death  of the  Annuitant  prior  to the  Annuity  Start  Date and instructions  regarding  payment.  Additionally,  if the  Owner is not a natural person,  the amount of the death  benefit will be based on the age of the oldest
Annuitant on the date the Contract was issued.  If the death of the Owner occurs on or after the  Annuity  Start  Date,  any  death  benefit  will be  determined according to the terms of the Annuity Option. See "Annuity Options," page 21.

   The  death  benefit  proceeds  will  be  the  death  benefit  reduced  by any outstanding  Contract Debt and any  uncollected  premium taxes. If an Owner dies during the  Accumulation  Period and the age of each Owner was 75 or less on the date the  Contract  was  issued,  the  amount of the death  benefit  will be the greatest of:

o  The sum of all  Purchase  Payments,  less any  reductions  caused by previous withdrawals,

o  The Contract Value on the date due proof of death and instructions  regarding payment are received by Security Benefit, or

o  The stepped-up death benefit.

   The  stepped-up  death  benefit  is:  (1) the  largest  death  benefit on any
Contract  anniversary that is both an exact multiple of five and occurs prior to the oldest Owner attaining age 76, plus (2) any Purchase Payments made since the applicable fifth year  anniversary,  less (3) any reductions  caused by previous withdrawals since the applicable fifth year anniversary.

   If an Owner dies during the Accumulation  Period and the age of any Owner was
76 or  greater on the date the  Contract  was  issued,  or if due proof of death
(regardless  of the age of any Owner on the date the  Contract  was  issued) and instructions  regarding payment are not received by Security Benefit at its Home
Office  within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value  on the date due  proof of death  and  instructions regarding payment are received by Security Benefit at its Home Office.

   The death benefit for Contracts issued in Florida is different than the death benefit  described above.  For Contracts  issued in Florida,  the death benefit, regardless of the age at issue,  is the greater of (1) the Contract  Value as of the end of the  Valuation  Period in which  due proof of death and  instructions regarding  payment are received by Security  Benefit at its Home Office,  or (2)
the total  purchase  payments  received less any  reductions  caused by previous withdrawals.  However, if due proof of death and instructions  regarding payment are not received by Security Benefit at its Home Office within six months of the date of the Owner's  death,  the death benefit will be the Contract Value on the date due proof of death and  instructions  regarding  payment  are  received  by
Security Benefit at its Home Office.

   The death benefit  proceeds will be paid to the  Designated  Beneficiary in a single sum or under one of the Annuity  Options,  as directed by the Owner or as elected by the  Designated  Beneficiary.  If the  Designated  Beneficiary  is to
receive  annuity  payments  under an Annuity  Option,  there may be limits under applicable law on the amount and duration of payments that the  Beneficiary  may receive and requirements  respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters," page 27 for a discussion of the tax consequences in the event of death.

DISTRIBUTION   REQUIREMENTS   --  For  Contracts   issued  in  connection   with
Non-Qualified  Plans, if the surviving  spouse of the deceased Owner is the sole
Designated Beneficiary, such spouse may elect to continue this Contract in force until the  earliest of the spouse's  death or the Annuity  Start Date or receive the death benefit proceeds.

   For any  Designated  Beneficiary  other than a surviving  spouse,  only those options may be chosen that  provide for  complete  distribution  of such Owner's interest in the  Contract  within  five years of the death of the Owner.  If the
Designated  Beneficiary is a natural person, that person alternatively can elect to begin receiving  annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy.  If the Owner of the Contract is not a natural person,  these  distribution  rules are applicable upon the death of or a change in the primary Annuitant.

   For Contracts  issued in connection  with Qualified  Plans,  the terms of the particular  Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on  distributions  following the death of the Owner or  Annuitant.  Because the rules  applicable  to Qualified  Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural  person and is not the  Annuitant,  no death  benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant within  30 days of the  Annuitant's  death.  If a new  Annuitant  is not  named,
Security  Benefit will  designate  the Owner as  Annuitant.  On the death of the
Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated  Beneficiary  pursuant to the Annuity
Option in force at the date of death.

CHARGES AND DEDUCTIONS

MORTALITY  AND EXPENSE  RISK CHARGE -- Security  Benefit  deducts a daily charge from the assets of each  Subaccount  for  mortality and expense risks assumed by
Security  Benefit under the Contracts.  The charge is equal to an annual rate of
1.25% of each Subaccount's  average daily net assets. This amount is intended to compensate  Security  Benefit for certain  mortality and expense risks  Security
Benefit assumes in offering and administering the Contracts and in operating the
Subaccounts.

   The  expense  risk is the risk that  Security  Benefit's  actual  expenses in issuing and  administering  the Contracts and operating the Subaccounts  will be more than the charges  assessed for such  expenses.  The mortality risk borne by
Security Benefit is the risk that Annuitants,  as a group, will live longer than
Security  Benefit's  actuarial tables predict.  In this event,  Security Benefit guarantees  that annuity  payments will not be affected by a change in mortality experience  that results in the payment of greater  annuity  income than assumed under the Annuity  Options in the  Contract.  Security  Benefit  also  assumes a mortality risk in connection with the death benefit under the Contract.

   Security  Benefit  may  ultimately  realize a profit  from this charge to the extent it is not needed to cover  mortality  and  administrative  expenses,  but
Security  Benefit may realize a loss to the extent the charge is not sufficient.
Security  Benefit  may use any profit  derived  from this  charge for any lawful purpose, including distribution expenses.

ADMINISTRATIVE  CHARGE -- Security Benefit deducts a daily administrative charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
The administrative  charge is not assessed against Contract Value which has been applied  under  Annuity  Options 1 through 4. The  purpose of this  charge is to reimburse  Security Benefit for the expenses  associated with  administration of the Contracts and operation of the Subaccounts. Security Benefit does not expect to profit from this charge.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums received by insurance  companies on annuity contracts.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and
Security  Benefit's  status in a particular  state.  Security Benefit assesses a premium  tax  charge to  reimburse  itself for  premium  taxes that it incurs in connection with a Contract.  Security Benefit currently deducts this charge upon the Annuity  Start Date or upon full or partial  withdrawal if a premium tax was incurred and is not refundable.  Security  Benefit  reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER  CHARGES  --  Security  Benefit  may charge  the  Separate  Account or the
Subaccounts for the federal,  state, or local taxes incurred by Security Benefit that are attributable to the Separate Account or the Subaccounts, the operations of Security  Benefit  with respect to the  Contracts,  or payment of premiums or acquisition costs under the Contracts. No such charge is currently assessed. See
"Tax  Status of  Security  Benefit  and the  Separate  Account"  and "Charge for
Security Benefit Taxes," page 27.

VARIATIONS IN CHARGES -- Security  Benefit may reduce or waive the amount of the administrative charge for a Contract where the expenses associated with the sale of the Contract or the  administrative and maintenance costs associated with the
Contract  are  reduced for  reasons  such as the amount of the initial  purchase payment or the amounts of projected purchase payments.

GUARANTEE OF CERTAIN CHARGES -- Security Benefit  guarantees that the charge for mortality  and  expense  risks will not  exceed an annual  rate of 1.25% of each
Subaccount's  average daily net assets and the  administrative  charge shall not exceed an annual rate of 0.15% of each Subaccount's average daily net assets.

SBL FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the  corresponding  Series of SBL Fund.  Each Series' net asset value  reflects the  investment  advisory fee and other  expenses that are deducted from the assets of the Series. These fees and expenses are not deducted from the Subaccounts,  but are paid from the assets of the corresponding Series.
As a result,  the Owner  indirectly  bears a pro rata  portion  of such fees and expenses.  The advisory fees and other  expenses,  if any,  which are more fully described in SBL Fund's  prospectus,  are not specified or fixed under the terms of the Contract.

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the first annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth Contract Anniversary.  See "Selection of an Option," page 22. If there are
Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

   On the Annuity Start Date, the proceeds under the Contract will be applied to provide an annuity  under one of the  options  described  below.  Each option is available  in  two  forms--either  as  a  variable  annuity  for  use  with  the
Subaccounts or as a fixed annuity for use with the Fixed Account.  A combination variable and fixed annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity Start Date,  reduced by any  applicable  premium taxes and any outstanding Contract Debt.

   The  Contracts  provide for six Annuity  Options.  Security  Benefit may make other Annuity  Options  available upon request.  Annuity  payments under Annuity
Options 1 through 4 are based  upon  annuity  rates  that vary with the  Annuity
Option selected. In the case of Options 1 through 4, the annuity rates will vary based  on the  age  and sex of the  Annuitant,  except  that  unisex  rates  are available  where required by law. The annuity rates reflect your life expectancy based upon your age as of the Annuity Start Date and your gender,  unless unisex rates apply.  The annuity rates are based upon the 1983(a)  mortality  table and are adjusted to reflect an assumed interest rate of 3.5%,  compounded  annually.
In the case of Options 5 and 6 as described  below,  annuity  payments are based upon Contract Value without  regard to annuity  rates.  If no Annuity Option has been selected, annuity payments will be made to the Annuitant under an automatic option,  which shall be an annuity  payable during the lifetime of the Annuitant with payments guaranteed to be made for 10 years under Option 2.

   You  may  elect  to  receive  annuity  payments  on  a  monthly,   quarterly,
semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, Security Benefit reserves the right to change the frequency.

   You may  designate  or change an  Annuity  Start  Date,  Annuity  Option,  or
Annuitant, provided proper written notice is received by Security Benefit at its
Home  Office at least 30 days prior to the  Annuity  Start Date set forth in the
Contract.  The date  selected as the new Annuity  Start Date must be at least 30 days after the date written notice  requesting a change of Annuity Start Date is received at Security Benefit's Home Office.

   Once annuity  payments have commenced  under Annuity  Options 1 through 4, an
Annuitant or Owner cannot change the Annuity Option and cannot  surrender his or her annuity and receive a lump-sum  settlement  in lieu  thereof.  Under Annuity
Options  5 and 6,  full  and  partial  withdrawals  may be  made.  The  Contract specifies  annuity tables for Annuity Options 1 through 4 described  below.  The tables contain the guaranteed  minimum dollar amount (per $1,000 applied) of the
FIRST  annuity  payment for a variable  annuity and each  annuity  payment for a fixed annuity.

ANNUITY OPTIONS--

   OPTION 1 -- LIFE INCOME.  Periodic  annuity  payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity  payment if the  Annuitant's  death occurs prior to the due date of the second  annuity  payment,  two if death  occurs prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 2 -- LIFE  INCOME WITH  GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period,  which may be five, ten,  fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.

   OPTION 3 -- LIFE WITH  INSTALLMENT  REFUND OPTION.  Periodic annuity payments will be made during the lifetime of the  Annuitant  with the promise that if, at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined by dividing the amount  applied under this Option by the amount of the first  payment,  annuity  payments  will be  continued  to the
Designated Beneficiary until that number of payments has been made.

   OPTION 4 -- JOINT AND LAST SURVIVOR.  Periodic  annuity payments will be made during the lifetime of either  Annuitant.  It is possible  under this Option for only one annuity  payment to be made if both  Annuitants die prior to the second annuity payment due date, two if both die prior to the third annuity payment due date,  etc.  AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM  NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  CEASE  UPON  THE  DEATH  OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD.  Periodic annuity payments will be made for a fixed period,  which may be from five to twenty years, as elected, by the Owner, with the guarantee that if, at the death of all Annuitants,  payments have been made for less than the selected  fixed period,  the  remaining  unpaid payments will be paid to the Designated Beneficiary.

   OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT.  Periodic annuity payments of the amount  elected by the Owner will be made until the amount  applied and interest thereon  are  exhausted,  with  the  guarantee  that  if,  at the  death  of all
Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary.

   VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the  Contract  which are used to  calculate  variable  annuity  payments  for
Annuity  Options 1 through 4 are based on an  "assumed  interest  rate" of 3.5%, compounded  annually.  Variable annuity payments  generally increase or decrease from one  annuity  payment  date to the next based upon the  performance  of the applicable  Subaccounts  during the  interim  period  adjusted  for the  assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity  payments  will  increase,  and if it is less than the assumed  interest rate, the annuity  payments will decline.  A higher assumed  interest rate would mean a higher initial  annuity  payment,  but the amount of the annuity  payment would  increase  more  slowly in a rising  market (or the amount of the  annuity payment would decline more rapidly in a declining  market).  A lower  assumption would have the opposite effect.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your  financial  or tax  advisers.  For  Contracts  used  in  connection  with a
Qualified Plan, reference should be made to the terms of the particular plan and the  requirements  of  the  Internal  Revenue  Code  for  pertinent  limitations respecting  annuity  payments and other matters.  For instance,  Qualified Plans generally  require  that  annuity  payments  begin no later  than April 1 of the calendar year  following the year in which the Annuitant  reaches age 70 1/2. In addition,  under  Qualified  Plans,  the period  elected  for receipt of annuity payments  under  Annuity  Options  (other than Life Income)  generally may be no longer than the joint life  expectancy of the Annuitant and  beneficiary  in the year that the Annuitant  reaches age 70 1/2, and must be shorter than such joint life  expectancy if the  beneficiary is not the  Annuitant's  spouse and is more than ten years  younger  than the  Annuitant.  New  Regulations  proposed by the
Internal Revenue Service ("IRS") in January 2001 may significantly  change these rules, generally by reducing the amount of the distributions required, beginning in 2002.

   For Non-Qualified Plans,  Security Benefit does not allow annuity payments to be deferred beyond the Annuitant's 95th birthday.

THE FIXED ACCOUNT

   You may  allocate  all or a portion of your  purchase  payments  and transfer
Contract  Value to the Fixed  Account.  Amounts  allocated to the Fixed  Account become part of Security  Benefit's  General  Account,  which  supports  Security
Benefit's insurance and annuity  obligations.  The General Account is subject to regulation  and  supervision  by the Kansas  Department of Insurance and is also subject to the insurance laws and  regulations of other  jurisdictions  in which the Contract is distributed.  In reliance on certain  exemptive and exclusionary provisions,  interests  in  the  Fixed  Account  have  not  been  registered  as securities  under  the  Securities  Act of 1933 (the  "1933  Act") and the Fixed
Account has not been  registered  as an  investment  company under the 1940 Act.
Accordingly,  neither the Fixed Account nor any interests  therein are generally subject to the provisions of the 1933 Act or the 1940 Act.  Security Benefit has
been advised that the staff of the SEC has not reviewed the  disclosure  in this
Prospectus  relating to the Fixed  Account.  This  disclosure,  however,  may be subject to certain  generally  applicable  provisions of the federal  securities laws  relating  to the  accuracy  and  completeness  of  statements  made in the
Prospectus.  This  Prospectus  is  generally  intended to serve as a  disclosure document  only for  aspects of a Contract  involving  the  Separate  Account and contains  only  selected  information  regarding  the  Fixed  Account.  For more information regarding the Fixed Account, see "The Contract," page 14.

   Amounts  allocated to the Fixed Account become part of the General Account of
Security  Benefit,  which consists of all assets owned by Security Benefit other than those in the  Separate  Account  and other  separate  accounts  of Security
Benefit.  Subject to applicable law,  Security  Benefit has sole discretion over the investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed rate or rates that are paid by Security Benefit. The Contract Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least an annual  effective  rate of 3.0%,  which will accrue daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience  of the Fixed  Account.  In  addition,  Security  Benefit  may in its discretion pay interest at a rate  ("Current  Rate") that exceeds the Guaranteed
Rate.  Security  Benefit will  determine  the Current Rate, if any, from time to time.

   Contract  Value  allocated  or  transferred  to the Fixed  Account  will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or  transferred  to the Fixed  Account.  The Current
Rate paid on any such portion of Contract Value  allocated or transferred to the
Fixed Account will be guaranteed for rolling  periods of one or more years (each a "Guarantee Period").  Security Benefit currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee  Period, a new Guarantee Period of
the same  duration  begins with respect to that portion of Contract  Value which will earn  interest at the Current Rate, if any, in effect on the day of the new
Guarantee Period.

   Contract Value  allocated or transferred to the Fixed Account at one point in time may be credited  with a different  Current Rate than  amounts  allocated or transferred to the Fixed Account at another point in time. For example,  amounts allocated to the Fixed Account in June may be credited with a different  Current
Rate than  amounts  allocated  to the Fixed  Account in July.  In  addition,  if
Guarantee Periods of different  durations are offered,  Contract Value allocated or transferred  to the Fixed Account for a Guarantee  Period of one duration may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration.  Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current Rates  depending  upon the point in time such  portions  were  allocated  or  transferred  to the Fixed  Account  and the duration of the Guarantee Period. Security Benefit bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the
Guaranteed Rate on amounts allocated to the Fixed Account.

   For purposes of  determining  the  interest  rates to be credited on Contract
Value in the Fixed  Account,  withdrawals,  loans,  or transfers  from the Fixed
Account will be deemed to be taken in the following  order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee  Period expires during the calendar month in which the withdrawal,  loan, or transfer is effected;  (2) then in the order  beginning  with that portion of such  Contract
Value  which has the  longest  amount of time  remaining  before  the end of its
Guarantee Period; and (3) ending with that portion which has the least amount of time  remaining  before the end of its Guarantee  Period.  For more  information about  transfers and  withdrawals  from the Fixed  Account,  see  "Transfers and
Withdrawals From the Fixed Account" below.

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract  Value in the Fixed Account as for a Contract  that has Contract  Value  allocated to the  Subaccounts.  See "Death
Benefit," page 18.

CONTRACT  CHARGES  --  Premium  taxes  will be the same for  Contractowners  who allocate  purchase  payments or transfer  Contract Value to the Fixed Account as for those who  allocate  purchase  payments  or transfer  Contract  Value to the
Subaccounts.  The charges for mortality and expense risks and the administrative charge will not be  assessed  against the Fixed  Account,  and any amounts  that
Security  Benefit pays for income taxes allocable to the Subaccounts will not be charged  against the Fixed  Account.  In addition,  you will not pay directly or indirectly  the investment  advisory fees and operating  expenses of SBL Fund to the extent the Contract  Value is allocated to the Fixed Account;  however,  you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are allowed only (1) from Contract Value,  the Guarantee Period of which expires  during  the  calendar  month in which the  transfer  is  effected,  (2)
pursuant to the Dollar Cost Averaging  Option,  provided that such transfers are scheduled  to be made over a period of not less than one year,  and (3) pursuant to the Asset  Reallocation  Option,  provided  that,  upon  receipt of the Asset
Reallocation  Request,  Contract Value is allocated  among the Fixed Account and the  Subaccounts  in  the  percentages  selected  by the  Contractowner  without violating the  restrictions on transfers from the Fixed Account set forth in (1)
above. Accordingly, if you desire to implement the Asset Reallocation Option you should do so at a time when  Contract  Value may be  transferred  from the Fixed
Account to the Subaccounts  without violating the restrictions on transfers from the  Fixed  Account.  Once you  implement  an  Asset  Reallocation  Option,  the restrictions  on  transfers  will not apply to  transfers  made  pursuant to the
Option.

   The  minimum  amount  that you may  transfer  from the Fixed  Account  to the
Subaccounts is the lesser of (i) $1,000 or (ii) the amount of Contract Value for which the Guarantee  Period  expires in the calendar  month that the transfer is effected.  Transfers of Contract Value pursuant to the Dollar Cost Averaging and
Asset  Reallocation  Options  are not  currently  subject to any  minimums.  The
Company  reserves the right to waive or limit the number of transfers  permitted each  Contract  Year to 14  transfers,  to suspend  transfers,  and to limit the amount that may be subject to transfers  and the amount  remaining in an account after a transfer.

   If purchase payments are allocated (except purchase payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed
Account, any transfers from the Fixed Account in connection with the Dollar Cost
Averaging or Asset Reallocation Options and any systematic  withdrawals from the
Fixed  Account  will  automatically  terminate  as of the date of such  purchase
payment  or  transfer.   You  may  reestablish  Dollar  Cost  Averaging,   Asset
Reallocation  or systematic  withdrawals  from the Fixed Account by submitting a written request to Security  Benefit.  However,  if for any reason a Dollar Cost
Averaging or systematic withdrawal option is cancelled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary (or semiannual or annual  anniversary  in the case of systematic  withdrawals)  that corresponds to the period selected in establishing the option.

   You may also make full withdrawals to the same extent as if you had allocated
Contract Value to the Subaccounts. A Contractowner may make a partial withdrawal from the Fixed Account only (1) from  Contract  Value,  the Guarantee  Period of which  expires  during the  calendar  month in which the partial  withdrawal  is effected,  (2) pursuant to systematic withdrawals and (3) once per Contract Year in an amount equal to the greater of $5,000 or 10% of the Contract  Value in the
Fixed  Account  at the  time of the  partial  withdrawal.  However,  no  partial withdrawal  request will be processed  which would result in the  withdrawal  of
Contract Value from the Loan Account. Systematic withdrawals from Contract Value allocated to the Fixed  Account  must provide for payments  over a period of not fewer than 36 months. Any change in the type,  frequency or amount of Systematic
Withdrawals  from the  Fixed  Account  requires  that a new 36 month  period  be
started.   See  "Full  and  Partial   Withdrawals,"   page  17  and  "Systematic
Withdrawals,"  page 18. In addition,  to the same extent as Contractowners  with
Contract  Value in the  Subaccounts,  the Owner of a Contract used in connection with a  Qualified  Plan may  obtain a loan if  permitted  under the terms of the
Qualified Plan. See "Loans," page 25.

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written  request in proper  form is  received  by  Security  Benefit at its Home
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.  However, payment of any amounts will not be deferred if they are to be used to pay premiums on any policies or contracts issued by Security Benefit.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Contractowner is the person named as such in the application or in any later change  shown in Security  Benefit's  records.  While  living,  the
Contractowner  alone has the right to receive  all  benefits  and  exercise  all rights that the Contract grants or Security Benefit allows.  The Owner may be an entity that is not a living person,  such as a trust or corporation  referred to herein as "Non-Natural Persons." See "Federal Tax Matters," page 27.

   JOINT  OWNERS.  The  Joint  Owners  will be  joint  tenants  with  rights  of survivorship  and upon the death of an Owner,  the surviving  Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the  Owner or  Joint  Owner  during  the  Accumulation  Period.  The  Designated
Beneficiary  is the first person on the following  list who is alive on the date of death of the Owner or the Joint  Owner:  the  Owner;  the  Joint  Owner;  the
Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate.  The Primary  Beneficiary is the individual named as such in the application or any later change shown in Security Benefit's records.  The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the  Owner and any Joint
Owner during the Accumulation Period.  Because the death benefit of the Contract goes to the first  person on the above list who is alive on the date of death of any  Owner,  careful  consideration  should be given to the  manner in which the
Contract is registered,  as well as the designation of the Primary  Beneficiary.
The  Contractowner  may change  the  Primary  Beneficiary  at any time while the
Contract is in force by written  request on forms  provided by Security  Benefit and  received by  Security  Benefit at its Home  Office.  The change will not be binding on  Security  Benefit  until it is  received  and  recorded  at its Home
Office. The change will be effective as of the date the form is signed,  subject to any  payments  made or other  actions  taken by Security  Benefit  before the change is received and recorded. A Secondary Beneficiary may be designated.  The
Owner may  designate a permanent  Beneficiary  whose  rights  under the Contract cannot be changed without his or her consent.

   Reference should be made to the terms of a particular  Qualified Plan and any applicable  law for any  restrictions  or  limitations  on the  designation of a
Beneficiary.  Many Qualified  Plans do not allow the  designation of any primary beneficiary  except a spouse  unless  the  spouse  consents  and the  consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS -- The Contract may share in the surplus earnings of Security Benefit.
However,  the  current  dividend  scale is zero and  Security  Benefit  does not anticipate  that  dividends  will be paid.  Certain  states  will not permit the
Contract to be issued as a dividend-paying policy.

PAYMENTS  FROM THE  SEPARATE  ACCOUNT -- Security  Benefit  will pay any full or partial  withdrawal  benefit  or death  benefit  proceeds  from  Contract  Value allocated to the Subaccounts,  and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account on the  Valuation  Date a proper  written request is received at Security Benefit's Home Office. However, Security Benefit
can postpone the calculation or payment of such a payment or transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o  During  which the New York Stock  Exchange  is closed,  other than  customary weekend and holiday closings,

o  During  which  trading  on the New  York  Stock  Exchange  is  restricted  as determined by the SEC,

o  During which an emergency,  as  determined by the SEC,  exists as a result of which  (i)  disposal  of  securities  held  by the  Separate  Account  is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o  For such other  periods as the SEC may by order permit for the  protection of investors.

PROOF OF AGE AND  SURVIVAL  --  Security  Benefit  may  require  proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an  Annuitant or age of an
Owner, the correct amount paid or payable by Security Benefit under the Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract  using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper  written  request to Security
Benefit. A loan must be taken while the Owner is living and prior to the Annuity
Start Date. The minimum loan that may be taken is $1,000.  The maximum amount of all loans on all  contracts  combined is  generally  equal to the lesser of: (1)
$50,000  reduced  by the excess of: (a) the  highest  outstanding  loan  balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or
(2) 50% of the Contract  Value or $10,000,  whichever  is greater.  The Internal
Revenue Code requires  aggregation  of all loans made to an individual  employee under a single employer plan. However, since Security Benefit has no information concerning outstanding loans with other providers,  we will only use information available under annuity  contracts issued by us, and you will be responsible for determining  your  loan  limits  considering  loans  from  other  providers.  In addition,  reference  should be made to the terms of your  particular  Qualified
Plan for any additional loan restrictions.

   When an  eligible  Contractowner  takes a loan,  Contract  Value in an amount equal to the loan amount is transferred  from the  Subaccounts  and/or the Fixed
Account into an account called the "Loan Account." Amounts allocated to the Loan
Account  earn 3%,  the  minimum  rate of  interest  guaranteed  under  the Fixed
Account. In addition, 10% of the loaned amount will be held in the Fixed Account as security for the loan and will earn the Current Rate.

   Interest  will be charged  for the loan and will  accrue on the loan  balance from the  effective  date of any  loan.  The loan  interest  rate  will be 5.5%.
Because the Contract  Value  maintained in the Loan Account (which will earn 3%)
will always be equal in amount to the outstanding loan balance,  the net cost of a loan is 2.5%.

   Loans  must be repaid  within  five  years,  unless the loan is to be used to acquire your principal  residence,  in which case the loan must be repaid within
30 years.  You must make loan repayments on at least a quarterly  basis, and you may  prepay  your loan at any time.  Upon  receipt of a loan  payment,  Security
Benefit will transfer  Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts  according to your current  instructions  with respect to purchase  payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

   If you do not make any required  loan payment  within 30 days of the due date for loans with a monthly  repayment  schedule  or within 90 days of the due date for loans with a  quarterly  repayment  schedule,  your TOTAL  OUTSTANDING  LOAN
BALANCE will be deemed to be in default for tax reporting  purposes.  The entire loan balance, with any accrued interest,  will be reported as income to the IRS.
Security  Benefit may agree to extend these  deadlines for late payments  within any limits  imposed by the IRS  regulations.  Once a loan has gone into default, regularly scheduled payments will not be accepted.  No new loans will be allowed while a loan is in  default.  Interest  will  continue  to  accrue  on a loan in default.  Contract  Value  equal to the amount of the accrued  interest  will be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value upon the Contractowner's attaining  age 59 1/2.  The Contract  will be  automatically  terminated  if the outstanding  loan balance on a loan in default  equals or exceeds the Withdrawal
Value. The proceeds from the Contract will be used to repay the debt. Because of the adverse tax  consequences  associated  with defaulting on a loan, you should carefully  consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

   While the  amount to secure the loan is held in the Loan  Account,  you forgo the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

   In the event that you elect to  exchange  your  Contract  for a  contract  of another company, you will need to either pay off your loan prior to the exchange or incur tax  consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

   You should consult with your tax adviser on the effect of a loan.

   Loans are not  available in certain  states  pending  department of insurance approval.  If loans are later  approved by the insurance  department of a state,
Security  Benefit  intends  to make  loans  available  to all  Owners  of 403(b)
contracts in that state at that time,  but there can be no assurance  that loans
will  be  approved.   Prospective  Contractowners  should  contact  their  agent concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection  with a Qualified Plan you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties," page 33.

   Section   403(b)  imposes   restrictions   on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are attributable to your contributions made after December 31, 1988 under a salary  reduction  agreement  begin  only  after you (i) reach age 59 1/2,  (ii)
separate from service, (iii) die, (iv) become disabled, or (v) incur a hardship.
Furthermore,  we may not  distribute to you on account of hardship gains accrued after December 31, 1988 attributable to your contributions.  Hardship,  for this purpose,  is generally defined as an immediate and heavy financial need, such as paying for medical  expenses,  purchasing a residence,  paying  certain  tuition expenses or paying  amounts needed to avoid  eviction or  foreclosure,  that may
ONLY be met by the distribution.  You should also be aware that Internal Revenue
Service  regulations do not allow you to make any  contributions  to your 403(b)
annuity contract for a period of six months after a hardship withdrawal.

   If you own a Contract  purchased as a Section  403(b)  tax-sheltered  annuity contract,  you will not be  entitled  to make a full or partial  withdrawal,  as described in this  Prospectus,  in order to receive  proceeds  from the Contract attributable to your  contributions  under a salary  reduction  agreement or any gains  credited  to your  Contract  after  December  31,  1988 unless one of the conditions  above  has been  satisfied.  In the  case of  transfers  of  amounts accumulated  in a different  Section  403(b)  contract to this Contract  under a
Section 403(b)  program,  the withdrawal  constraints  described above would not apply to the amount  transferred to the Contract  designated as  attributable to your  December 31, 1988 account  balance  under the old  contract,  provided the amounts transferred between contracts qualified as a tax-free exchange under the
Internal  Revenue  Code.  You may be  able  to  transfer  your  Contract's  Full
Withdrawal   Value  to  certain  other  investment   alternatives   meeting  the
requirements of Section 403(b) that are available under your employer's  Section
403(b) arrangement.

   The  distribution  or  withdrawal  of amounts  under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters" below.

RESTRICTIONS  UNDER  THE  TEXAS  OPTIONAL  RETIREMENT  PROGRAM  -- If you  are a
participant in the Texas Optional Retirement  Program,  your Contract is subject to  restrictions  required under the Texas  Education  Code. In accordance  with those restrictions,  you will not be permitted to make withdrawals prior to your retirement,  death or termination of employment in a Texas public institution of higher education.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals  in retirement  plans which may or may not be Qualified  Plans under the  provisions of the Internal  Revenue Code ("Code").  The ultimate  effect of federal income taxes on the amounts held under a Contract,  on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement  plan, if any, for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract.  It is based upon Security  Benefit's  understanding  of the present federal income tax laws as currently interpreted by the IRS, and is not intended
as  tax  advice.   No   representation  is  made  regarding  the  likelihood  of
continuation  of  the  present  federal  income  tax  laws  or  of  the  current interpretations by the IRS or the courts.  Future legislation may affect annuity contracts  adversely.  Moreover,  no  attempt  has  been  made to  consider  any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
SECURITY BENEFIT DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX
CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING A CONTRACT.

TAX STATUS OF SECURITY BENEFIT AND THE SEPARATE ACCOUNT --

   GENERAL.  Security  Benefit  intends to be taxed as a life insurance  company under Part I,  Subchapter L of the Code.  Because the operations of the Separate
Account form a part of Security  Benefit,  Security  Benefit will be responsible for any federal  income taxes that become  payable with respect to the income of the Separate Account and its Subaccounts.

   CHARGE FOR SECURITY BENEFIT TAXES. A charge may be made for any federal taxes incurred by Security Benefit that are attributable to the Separate Account,  the
Subaccounts or the operations of Security Benefit with respect to the Contracts, or attributable to payments, premiums, or acquisition costs under the Contracts.
Security  Benefit will review the question of a charge to the Separate  Account,
the  Subaccounts  or  the  Contracts  for  Security   Benefit's   federal  taxes
periodically.  Charges may become  necessary  if, among other  reasons,  the tax treatment of Security  Benefit or of income and expenses  under the Contracts is ultimately  determined to be other than what Security Benefit currently believes it to be, if there are  changes  made in the  federal  income tax  treatment  of variable  annuities at the insurance  company level,  or if there is a change in
Security Benefit's tax status.

   Under  current  laws,  Security  Benefit  may incur state and local taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  Security Benefit reserves the right to charge the Separate Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

   DIVERSIFICATION STANDARDS. Each Series of SBL Fund will be required to adhere to regulations  adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance  company  separate  accounts funding variable contracts.  Pursuant  to these  regulations,  on the  last day of each  calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of a Series may be  represented by any one  investment,  no more than 70%
may be represented by any two  investments,  no more than 80% may be represented by any three  investments,  and no more than 90% may be  represented by any four investments.  For  purposes of Section  817(h),  securities  of a single  issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are  treated  as securities  of  separate  issuers.  The  Separate  Account,  through the Series, intends to comply with the diversification requirements of Section 817(h).

   In  certain  circumstances,  owners  of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner),  rather than the  insurance  company,  to be  treated  as the owner of the assets in the account." This  announcement also stated that guidance would be issued by way of regulations  or rulings on the "extent to which  policyholders  may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." Guidance issued to date has no application to the Contract.

   The  ownership  rights under the  Contract  are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that  policyowners  were not owners of separate  account assets.  For example,  the  Contractowner has additional  flexibility in allocating  purchase payments and Contract Values.  These differences could result in a Contractowner being  treated as the owner of a pro rata  portion of the assets of the Separate
Account. In addition,  Security Benefit does not know what standards will be set forth, if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue.  Security  Benefit  therefore  reserves the right to modify  the  Contract,  as  it  deems  appropriate,  to  attempt  to  prevent  a
Contractowner  from being considered the owner of a pro rata share of the assets of the Separate Account.  Moreover, in the event that regulations or rulings are adopted,  there can be no  assurance  that the Series will be able to operate as currently described in the Prospectus,  or that SBL Fund will not have to change any Series' investment objective or investment policies.

INCOME  TAXATION OF ANNUITIES IN  GENERAL--NON-QUALIFIED  PLANS -- Section 72 of
the Code governs the taxation of annuities.  In general,  a Contractowner is not taxed on  increases  in value  under an  annuity  contract  until  some  form of distribution is made under the contract.  However,  the increase in value may be subject to tax currently under certain  circumstances.  See "Contracts  Owned by
Non-Natural Persons," page 29 and "Diversification Standards" above. Withholding of federal income taxes on all  distributions may be required unless a recipient who is eligible  elects not to have any amounts  withheld and properly  notifies
Security Benefit of that election.

   SURRENDERS OR  WITHDRAWALS  PRIOR TO THE ANNUITY START DATE.  Code Section 72
provides  that amounts  received upon a total or partial  withdrawal  (including systematic  withdrawals)  from a  Contract  prior  to  the  Annuity  Start  Date generally  will be treated as gross  income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the  contract."  The  "investment  in the contract" is that portion,  if any, of purchase  payments  paid  under  a  Contract  less  any  distributions  received previously  under the Contract  that are  excluded  from the  recipient's  gross income.  The taxable portion is taxed at ordinary income tax rates. For purposes of this  rule,  a pledge or  assignment  of a  contract  is treated as a payment received on account of a partial withdrawal of a Contract.

   SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender,  the  receipt is  taxable  to the  extent  that the cash value of the
Contract  exceeds the  investment in the Contract.  The taxable  portion of such payments will be taxed at ordinary income tax rates.

   For fixed annuity payments,  the taxable portion of each payment generally is determined by using a formula known as the "exclusion  ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract.  That ratio is then applied to each payment to determine the non-taxable portion of the payment.  The remaining portion of each payment is taxed at ordinary income rates.  For variable annuity payments,  the taxable  portion of each payment is determined by using a formula known as the "excludable  amount," which establishes the non-taxable  portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the  investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable.  Once the excludable  portion of annuity  payments  to date equals the  investment  in the
Contract, the balance of the annuity payments will be fully taxable.

   PENALTY TAX ON CERTAIN  SURRENDERS AND  WITHDRAWALS.  With respect to amounts withdrawn or distributed  before the taxpayer  reaches age 59 1/2, a penalty tax is imposed  equal to 10% of the portion of such amount  which is  includable  in gross income.  However,  the penalty tax is not applicable to  withdrawals:  (i)
made  on or  after  the  death  of the  owner  (or  where  the  owner  is not an individual,  the  death  of  the  "primary  annuitant,"  who is  defined  as the individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the Contract);  (ii)  attributable  to the taxpayer's  becoming  totally  disabled  within  the  meaning  of  Code  Section
72(m)(7);  (iii)  which are part of a series  of  substantially  equal  periodic payments  (not  less  frequently  than  annually)  made  for the  life  (or life expectancy)  of the taxpayer,  or the joint lives (or joint life  expectancy) of the taxpayer and his or her beneficiary;  (iv) from certain qualified plans; (v)
under a so-called  qualified  funding asset (as defined in Code Section 130(d));
(vi) under an immediate  annuity  contract;  or (vii) which are  purchased by an employer on termination  of certain types of qualified  plans and which are held by the employer until the employee separates from service.

   If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified  (other than by reason of death or  disability),  the tax for the first year in which the modification occurs will be increased by an amount (determined by the  regulations)  equal to the tax that would have been imposed but for item
(iii) above,  plus interest for the deferral period,  if the modification  takes place (a) before  the close of the  period  which is five years from the date of the first  payment and after the taxpayer  attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS--

   DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract  must provide the following two  distribution  rules:  (a) if any Owner dies on or after the Annuity Start Date,  and before the entire  interest in the
Contract has been  distributed,  the  remainder of the Owner's  interest will be distributed  at least as quickly as the method in effect on the  Owner's  death;
and (b) if any Owner dies before the Annuity Start Date, the entire  interest in the Contract must generally be  distributed  within five years after the date of death, or, if payable to a Designated  Beneficiary,  must be annuitized over the life of that  Designated  Beneficiary or over a period not extending  beyond the life expectancy of that  Beneficiary,  commencing within one year after the date of death of the Owner. If the sole  Designated  Beneficiary is the spouse of the deceased Owner,  the Contract  (together with the deferral of tax on the accrued and future  income  thereunder)  may be  continued  in the name of the spouse as
Owner.

   Generally,  for purposes of determining when  distributions  must begin under the foregoing rules, where an Owner is not an individual,  the primary annuitant is considered the Owner. In that case, a change in the primary annuitant will be treated as the death of the Owner.  Finally,  in the case of Joint  Owners,  the distribution-at-death  rules will be applied by treating  the death of the first
Owner  as the  one to be  taken  into  account  in  determining  generally  when distributions must commence, unless the sole Beneficiary is the deceased Owner's spouse.

   GIFT OF ANNUITY CONTRACTS.  Generally,  gifts of non-tax qualified  Contracts prior to the Annuity  Start Date will  trigger tax on the gain on the  Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable.  This provision does not apply to transfers between spouses or incident to a divorce.

   CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS.  If the  Contract  is  held  by a non-natural  person (for example,  a  corporation),  the income on that Contract
(generally  the increase in net surrender  value less the purchase  payments) is includable  in  taxable  income  each  year.  The rule does not apply  where the
Contract is acquired by the estate of a decedent,  where the Contract is held by certain types of  retirement  plans,  where the Contract is a qualified  funding asset for structured  settlements,  where the Contract is purchased on behalf of an  employee  upon  termination  of a  Qualified  Plan,  and in the  case  of an immediate annuity.  An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

   MULTIPLE  CONTRACT  RULE.  For  purposes  of  determining  the  amount of any distribution  under Code Section 72(e) (amounts not received as annuities)  that is includable in gross income, all Non-Qualified annuity contracts issued by the same  insurer  to the same  Contractowner  during  any  calendar  year are to be aggregated and treated as one contract. Thus, any amount received under any such contract  prior  to  the  contract's  Annuity  Start  Date,  such  as a  partial surrender,  dividend,  or loan, will be taxable (and possibly subject to the 10%
penalty tax) to the extent of the combined income in all such contracts.

   In  addition,  the  Treasury  Department  has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts  that are paid as  annuities  (on and after the  Annuity  Start Date)
under annuity  contracts issued by the same company to the same owner during any calendar  year.  In this case,  annuity  payments  could be fully  taxable  (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such  contracts and  regardless of whether any amount would  otherwise  have been excluded from income because of the "exclusion ratio" under the contract.

   POSSIBLE TAX CHANGES.  In recent  years,  legislation  has been proposed that would have adversely modified the federal taxation of certain  annuities.  There is always the  possibility  that the tax treatment of annuities  could change by legislation  or other  means  (such as IRS  regulations,  revenue  rulings,  and judicial decisions).  Moreover,  although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract,  the designation of an Annuitant,  Payee or other beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax  consequences  to the Owner that are not
discussed  herein.  An  Owner  contemplating  any  such  transfer,   assignment,
selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements  of Section 401,  403(b),  408, 408A or 457 of the Code. If you are
purchasing  the  Contract as an  investment  vehicle for one of these  Qualified
Plans, you should consider that the Contract does not provide any additional tax advantages beyond that already  available  through the Qualified Plan.  However, the Contract  does offer  features  and  benefits in addition to  providing  tax
deferral  that  other  investments  may  not  offer,   including  death  benefit
protection for your beneficiaries and annuity options which guarantee income for life.  You should  consult with your  financial  professional  as to whether the overall  benefits  and costs of the Contract are  appropriate  considering  your circumstances.

   The tax  rules  applicable  to  participants  in such  Qualified  Plans  vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate  retirement savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract.  Contractowners,  Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, Security Benefit may accept beneficiary designations and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income Security Act of 1974 (ERISA). Consequently, a Contractowner's beneficiary designation or elected payment option may not be enforceable.

   The  amounts  that may be  contributed  to  Qualified  Plans are  subject  to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions  from most Qualified Plans may be subject to penalty taxes, or for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These
requirements  may  not  be  incorporated   into  Security   Benefit's   Contract
administration   procedures.   Owners,   participants  and   beneficiaries   are
responsible  for  determining  that   contributions,   distributions  and  other
transactions with respect to the Contracts comply with applicable law.

   The following are brief  descriptions of the various types of Qualified Plans and the use of the Contract therewith:

   SECTION 401. Code Section 401 permits employers to establish various types of retirement  plans (e.g.,  pension,  profit  sharing and 401(k)  plans) for their employees. For this purpose,  self-employed individuals (proprietors or partners operating a trade or business) are treated as employees  and therefore  eligible to participate in such plans.  Retirement  plans  established in accordance with
Section 401 may permit the purchase of Contracts to provide benefits thereunder.

   In order for a retirement  plan to be "qualified"  under Code Section 401, it must: (i) meet certain minimum standards with respect to participation, coverage and vesting;  (ii) not discriminate in favor of "highly compensated"  employees;
(iii) provide  contributions or benefits that do not exceed certain limitations;
(iv)  prohibit  the use of plan  assets for  purposes  other than the  exclusive benefit  of the  employees  and their  beneficiaries  covered  by the plan;  (v)
provide  for  distributions  that  comply  with  certain  minimum   distribution
requirements;  (vi) provide for certain  spousal  survivor  benefits;  and (vii)
comply with numerous other qualification requirements.

   A retirement  plan qualified under Code Section 401 may be funded by employer
contributions,   employee   contributions   or  a  combination  of  both.   Plan
participants  are  normally not subject to tax on employer  contributions  until such amounts are actually distributed from the plan. Depending upon the terms of the  particular  plan,  employee  contributions  may be  made  on a  pre-tax  or after-tax basis. In addition,  plan  participants are not taxed on plan earnings derived from either employer or employee  contributions  until such earnings are distributed.

   Each  employee's  interest in a retirement  plan qualified under Code Section
401 must  generally be  distributed  or begin to be  distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee reaches age 70 1/2, or retires  ("required  beginning  date").  The required  beginning  date for 5% owners is April 1of the calendar year following the year in which the owner attains age 70 1/2. Periodic  distributions must not extend  beyond  the life of the  employee  or the  lives of the  employee  and a designated beneficiary (or over a period extending beyond the life expectancy of the  employee or the joint life  expectancy  of the  employee  and a  designated beneficiary).

   If an employee dies before  reaching his or her required  beginning date, the employee's  entire  interest  in the plan must  generally  be  distributed  to a designated  beneficiary before the close of the calendar year following the year of the employee's  death and be made over the life of the beneficiary (or over a period not  extending  beyond the life  expectancy of the  beneficiary).  If the designated beneficiary is the employee's surviving spouse,  distributions may be delayed  until  the  employee  would  have  reached  age 70 1/2.  If there is no designated beneficiary, or if distributions are not timely commenced, the entire account must be distributed by the end of the fifth full calendar year following the employee's death.

   If an employee dies after  reaching his or her required  beginning  date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

   Annuity  payments  distributed  from a retirement  plan qualified  under Code
Section 401 are taxable under  Section 72 of the Code.  Section 72 provides that the portion of each payment  attributable to contributions  that were taxable to the employee in the year made, if any, is excluded from gross income as a return of the employee's investment.  The portion so excluded is determined by dividing the employee's  investment in the plan by (1) the number of anticipated payments determined  under a table set forth in Section 72 of the Code or (2) in the case of a contract  calling for installment  payments,  the number of monthly annuity payments  under such  contract.  The  portion  of each  payment in excess of the exclusion amount is taxable as ordinary income.  Once the employee's  investment has been recovered,  the full annuity  payment will be taxable.  If the employee should die prior to recovering  his or her entire  investment,  the  unrecovered investment will be allowed as a deduction on the employee's final return. If the employee made no  contributions  that were taxable when made, the full amount of each annuity payment is taxable as ordinary income.

   A "lump-sum" distribution from a retirement plan qualified under Code Section
401 may be eligible for favorable tax treatment. A "lump-sum" distribution means the  distribution  within one  taxable  year of the balance to the credit of the employee which becomes  payable:  (i) on account of the employee's  death,  (ii)
after the  employee  attains  age 59 1/2,  (iii) on  account  of the  employee's termination  of employment  (in the case of a common law employee  only) or (iv)
after the employee has become  disabled (in the case of a  self-employed  person only).

   As a general  rule,  a lump-sum  distribution  is fully  taxable as  ordinary income except for an amount equal to the employee's investment, if any, which is recovered tax-free.  However, ten-year averaging and capital-gains treatment may be available to an employee who reached age 50 before 1986.

   Distributions  from a retirement plan qualified under Code Section 401 may be eligible for a tax-free rollover to another eligible retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers," page 33.

   SECTION  403(B).  Code Section  403(b)  permits  public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

   Section 403(b)  annuities must generally be provided under a plan which meets certain minimum  participation,  coverage,  and nondiscrimination  requirements.
Section  403(b)  annuities  are  generally   subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section 401 of the Code. See "Section 401," page 30.

   A  Section   403(b)   annuity   contract  may  be  purchased   with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section  403(b)  contract must be  nonforfeitable.  Prior to 2002 numerous  limitations apply to the amount of contributions that may be made to a
Section  403(b)  annuity  contract.  These  limitations  were referred to as the
"maximum  exclusion  allowance".  Beginning  in  2002,  the  "maximum  exclusion allowance" limitation on Section 403(b) annuity  contributions is repealed.  The new  applicable  limit is similar to the limits on  contributions  to  qualified retirement  plans and  depends  upon,  among other  things,  whether the annuity contract is purchased with employer or employee contributions.

   Amounts used to purchase  Section 403(b)  annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

   A Section 403(b) annuity  contract must prohibit the distribution of employee contributions  (including earnings thereon) until the employee:  (i) attains age
59 1/2; (ii) terminates  employment;  (iii) dies; (iv) becomes disabled;  or (v)
incurs a financial  hardship  (earnings may not be  distributed  in the event of hardship).

   Distributions  from a Section 403(b)  annuity  contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers," page 33.

   SECTIONS 408 AND 408A. INDIVIDUAL  RETIREMENT  ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be  purchased as an IRA. The IRAs  described in this  paragraph are called  "traditional IRAs" to distinguish them from the new "Roth IRA" which became available in 1998. (Roth IRAs are described below.)

   IRAs are subject to  limitations on the amount that may be  contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not  exceed  (except  in  the  case  of a  rollover  contribution)  100%  of the individual's  taxable  compensation or the applicable  dollar amount as shown in the table below:

                         ==============================
                              TAX YEAR           AMOUNT
                         ------------------------------
                              2002-2004          $3,000
                              2005-2007          $4,000
                         2008 and thereafter     $5,000
                         ==============================

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500 during the tax years of  2002-2005,  or $1,000 for the 2006 tax year or any tax year  thereafter.  However,  if the  individual  is covered  by an  employer retirement  plan, the amount of the  contribution to a traditional IRA which may be deducted will be reduced or eliminated if the individual's  modified adjusted gross income  exceeds  certain  amounts  ($54,000 for a married  couple filing a joint  return and $34,000 for a single  taxpayer in 2002,  $60,000 for a married couple filing a joint return and $40,000 for a single  taxpayer in 2003). If the individual's spouse is covered by an employer retirement plan but the individual is  not,  the  individual  may  be  able  to  deduct  those  contributions  to a traditional  IRA;  however,  the deduction  will be reduced or eliminated if the adjusted gross income on a joint return exceeds $150,000.

   Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal  Revenue  Service.  Purchasers  of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal  Revenue Service or other  appropriate  agency and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure
Statement that accompanies this Prospectus.

   In general, traditional IRAs are subject to minimum distribution requirements similar to those  applicable to retirement  plans qualified under Section 401 of the Code; however, the required beginning date for traditional IRAs is generally the  date  that  the  Contractowner  reaches  age  70  1/2--the  Contractowner's retirement date, if any, will not affect his or her required beginning date. See
"Section 401," page 30.  Distributions  from IRAs are generally taxed under Code
Section 72. Under these rules, a portion of each  distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution  which bears the same ratio as the  individual's  nondeductible contributions bears to the expected return under the IRA.

   Distributions  of  deductible,  pre-tax  contributions  and  earnings  from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers," page 33.

   ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Contributions to a Roth
IRA are not deductible,  but withdrawals that meet certain  requirements are not subject  to  federal  income tax on either  the  original  contributions  or any earnings.  Sale of the Contract for use with Roth IRAs may be subject to special requirements  imposed by the IRS.  Purchasers  of the Contract for such purposes will be provided with such  supplementary  information as may be required by the
IRS or other appropriate  agency, and will have the right to revoke the Contract under certain requirements.. Unlike a traditional IRA, Roth IRAs are not subject to minimum  required  distribution  rules during the  Contractowner's  lifetime.
Generally, however, the amount in a remaining Roth IRA after the Contractowner's death must begin to be  distributed  by the end of the first calendar year after death,  and  made  over  the  beneficiary's  life  expectancy.  If  there  is no beneficiary,  or if distributions are delayed, the amount must be distributed by the end of the fifth full calendar year after death of the Contractowner.

   The IRS has not reviewed the Contract for qualification as a Roth IRA and has not  addressed  in a ruling of  general  applicability  whether a death  benefit provision  such  as the  provision  in  the  Contract  comports  with  Roth  IRA qualification requirements.

   SECTION  457.  Section 457 of the Code  permits  employees of state and local governments  and units and  agencies  of state  and local  governments,  such as schools,  as well as  tax-exempt  organizations  to  defer a  portion  of  their compensation without paying current taxes if those employees are participants in an  eligible  deferred  compensation  plan.  A Section  457 plan may  permit the purchase of Contracts to provide benefits thereunder.

   Although a participant under a Section 457 plan may be permitted to direct or choose methods of investment in the case of a tax-exempt  employer sponsor,  all amounts  deferred  under the plan,  and any income  thereon,  remain  solely the property of the  employer  and  subject to the claims of its  general  creditors until paid to the participant.  The assets of a Section 457 plan maintained by a state or local government employer must be held in trust (or a custodial account or an  annuity  contract)  for the  exclusive  benefit of plan  participants.  A
Section 457 plan must not permit the  distribution of a  participant's  benefits until the  participant  attains age 70 1/2,  terminates  employment or incurs an
"unforeseeable emergency."

   Section 457 plans are generally subject to minimum distribution  requirements similar to those  applicable to retirement  plans qualified under Section 401 of the  Code.  See  "Section  401" on page  30.  Since  under a  Section  457  plan contributions are generally  excludable from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence or other distributions are made.  Distributions from a Section
457 plan for a tax-exempt  employer,  are not  eligible for tax-free  rollovers.
Beginning in 2002,  distributions  from a  governmental  Section 457 plan may be rolled over to another eligible retirement plan including, an IRA.

   ROLLOVERS.  A "rollover" is the tax-free  transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the individual's gross income until some future time.

   If any portion of the balance to the credit of a participant in a Section 401 plan,  Section  403(b)  plan or  governmental  Section  457  plan is paid to the participant in an "eligible rollover distribution" and the participant transfers any portion of the amount  received to an "eligible  retirement  plan," then the amount so transferred is not includable in income.  Also, pre-tax  distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover  distribution"  generally means any  distribution  that is not one of a series  of  periodic  payments  made  for the life of the  distributee  or for a
specified  period  of  at  least  ten  years.  In  addition,   required  minimum
distributions and certain corrective  distributions will not qualify as eligible rollover distributions. A rollover must be made directly between plans within 60 days after receipt of the distribution.

   An "eligible retirement plan" will be another retirement plan qualified under
Code Section 401, a Section  403(b) plan, a  traditional  individual  retirement
account  or  annuity  under  Code  Section  408  or  a   governmental   deferred
compensation plan under Code Section 457. With respect to a Section 403(b) plan, an  "eligible  retirement  plan"  will  be  another  Section  403(b)  plan or an individual retirement account or annuity described in Code Section 408.

   A Section 401 plan, a Section 403(b) plan or a governmental  Section 457 plan must generally provide a participant receiving an eligible rollover distribution the option to have the  distribution  transferred  directly to another  eligible retirement plan.

   TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX.  Distributions  from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and which, for Qualified Plans other than IRAs, begin after the employee  terminates employment;  (iv) made to an employee  after  termination  of  employment  after reaching  age 55; (v) made to pay for certain  medical  expenses;  (vi) that are exempt  withdrawals  of an excess  contribution;  (vii) that are rolled  over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate  maintenance  or written  instrument incident to such a decree.

   The  exception  to the 10%  penalty tax  described  in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums in certain  cases.  In addition,  the 10% penalty tax is generally  not applicable to  distributions  from a Section 457 plan.  There are two additional exceptions to the 10% penalty tax on  withdrawals  from IRA's before age 59 1/2:
withdrawals made to pay "qualified"  higher  education  expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

   MINIMUM  DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum  required  distribution  for the year, the  participant is subject to a 50% tax on the amount that was not properly distributed.

   WITHHOLDING.   Periodic   distributions  (e.g.,   annuities  and  installment
payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

   Nonperiodic  distributions  (e.g.,  lump sums and  annuities  or  installment payments  of fewer than ten years)  from a  Qualified  Plan (other than IRAs and tax-exempt  Section 457 plans) are generally subject to mandatory 20% income tax
withholding.   However,  no  withholding  is  imposed  if  the  distribution  is
transferred   directly  to  another   eligible   Qualified   Plan.   Nonperiodic
distributions  from an IRA are subject to income tax  withholding  at a flat 10%
rate.  The recipient of such a  distribution  may elect not to have  withholding apply.

   The above description of the federal income tax consequences of the different types of  Qualified  Plans which may be funded by the  Contract  offered by this
Prospectus is only a brief summary and is not intended as tax advice.  The rules governing  the  provisions of Qualified  Plans are  extremely  complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective  Contractowner considering adoption of a Qualified Plan and purchase of a Contract in  connection  therewith  should  first  consult a qualified  and competent  tax adviser  with  regard to the  suitability  of the  Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF SBL FUND  SHARES -- You  indirectly  (through  the  Separate  Account)
purchase shares of the Series of SBL Fund when you allocate purchase payments to the Subaccounts. The Company owns shares of the Fund in the Separate Account for your  benefit.  Under current law, the Company will vote shares of the Fund held in the Subaccounts in accordance with voting  instructions  received from Owners having  the  right to give  such  instructions.  You will have the right to give voting  instructions  to the extent that you have Account Value allocated to the particular  Subaccount.  The  Company  will vote all shares it owns  through the
Subaccount  in the same  proportion  as the shares for which it receives  voting instructions  from  Owners.  The Company  votes  shares in  accordance  with its current  understanding  of the federal  securities  laws.  If the Company  later determines that it may vote shares of the Fund in its own right, it may elect to do so.

   Unless  otherwise  required  by  applicable  law,  the  number of shares of a particular Series as to which you may give voting instructions to the Company is determined by dividing your Account Value in the  corresponding  Subaccount on a particular  date by the net asset  value per share of that Series as of the same date.  Fractional votes will be counted.  The number of votes as to which voting instructions  may be given will be determined as of the date  established by the
Fund for determining  shareholders  eligible to vote at the meeting of the Fund.
If  required  by the SEC,  the  Company  reserves  the right to  determine  in a different  fashion  the voting  rights  attributable  to the shares of the Fund.
Voting instructions may be cast in person or by proxy.

SUBSTITUTION OF INVESTMENTS -- Security Benefit  reserves the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount  may  purchase.  If  shares  of any or all of the  Series of SBL Fund should no longer be available for investment,  or if Security Benefit management believes  further  investment  in shares of any or all of the Series of SBL Fund should become  inappropriate  in view of the purposes of the Contract,  Security
Benefit may  substitute  shares of another  Series of SBL Fund or of a different fund for shares  already  purchased  or to be  purchased in the future under the
Contract.  Security  Benefit may also purchase,  through the  Subaccount,  other securities  for other  classes  or  contracts,  or permit a  conversion  between classes of contracts on the basis of requests made by Owners.

   In connection  with a substitution  of any shares  attributable to an Owner's interest in a Subaccount or the Separate Account,  Security Benefit will, to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

   Security Benefit also reserves the right to establish additional  Subaccounts of the  Separate  Account  that  would  invest in a new Series of SBL Fund or in shares of  another  investment  company,  a series  thereof,  or other  suitable investment  vehicle.  Security Benefit may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing  Owners.  Security  Benefit may also  eliminate  or combine one or more
Subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

   Subject to compliance  with  applicable  law,  Security  Benefit may transfer assets to the General Account. Security Benefit also reserves the right, subject to any required  regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

   In the event of any such  substitution  or change,  Security  Benefit may, by appropriate  endorsement,  make such changes in these and other contracts as may be necessary or appropriate to reflect such  substitution or change. If Security
Benefit  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of Security Benefit or an affiliate thereof. Subject to compliance with applicable law,  Security  Benefit also may combine one or more  Subaccounts and may establish a committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  --  Security  Benefit  reserves  the right,  without  the  consent of Owners,  to suspend  sales of the  Contract  as presently  offered and to make any change to the  provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute,  rule, or regulation,  including but not limited to requirements for annuity  contracts and retirement plans under the Internal Revenue Code and regulations  thereunder or any state statute or regulation.  Security Benefit also reserves the right to limit the amount and frequency of subsequent purchase payments.

REPORTS TO OWNERS -- Security Benefit will send you annually a statement setting forth a summary of the transactions that occurred during the year and indicating the Contract  Value as of the end of the year. In addition,  the statement  will indicate  the  allocation  of  Contract  Value  among the Fixed  Account and the
Subaccounts and any other  information  required by law.  Security  Benefit will also send out  confirmations  upon purchase  payments,  transfers,  loans,  loan repayments,  and full and  partial  withdrawals.  Security  Benefit  may confirm certain  transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

   You will also receive an annual and semiannual  report  containing  financial statements for SBL Fund,  which will include a list of the portfolio  securities of each Series, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC  EXCHANGE  PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option by telephone if the Telephone  Transfer section of the application or the proper form has been  completed,  signed,  and filed at Security  Benefit's Home
Office. Security Benefit has established procedures to confirm that instructions communicated  by telephone are genuine and will not be liable for any losses due to  fraudulent  or  unauthorized  instructions  provided  it  complies  with its procedures.  Security Benefit's  procedures require that any person requesting a
transfer  by  telephone   provide  the  account   number  and  the  Owner's  tax
identification number and such instructions must be received on a recorded line.
Security Benefit reserves the right to deny any telephone  transfer request.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  you may not be able to request transfers by telephone and would have to submit written requests.

   By authorizing telephone transfers,  you authorize Security Benefit to accept and act upon telephonic  instructions for transfers involving your Contract. You agree that neither  Security  Benefit,  nor any of its affiliates,  nor SBL Fund will be liable for any loss,  damages,  cost, or expense  (including  attorneys'
fees) arising out of any  telephone  requests,  provided  that Security  Benefit effects such requests in  accordance  with its  procedures.  As a result of this policy on  telephone  requests,  you may bear the risk of loss  arising from the telephone  transfer  privileges.  Security Benefit may discontinue,  modify,  or suspend the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account  is a party or which  would  materially  affect  the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel,  Security Benefit,
has passed  upon  legal  matters  in  connection  with the issue and sale of the
Contracts  described in this Prospectus,  Security Benefit's  authority to issue the  Contracts  under Kansas law, and the validity of the forms of the Contracts under Kansas law.

PERFORMANCE INFORMATION

   Performance  information  for  the  Subaccounts,   including  the  yield  and
effective  yield of the Money  Market  Subaccount,  the  yield of the  remaining
Subaccounts,  and the total return of all  Subaccounts,  except the Money Market
Subaccount, may appear in advertisements, reports, and promotional literature to current or prospective Owners.

   Current  yield  for the  Money  Market  Subaccount  will be based  on  income received by a hypothetical  investment  over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received  for 52 weeks,  stated in terms of an annual  percentage return on the investment).  "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

   For the  remaining  Subaccounts,  quotations  of  yield  will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period.  Quotations of average  annual total return for a
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  will reflect the deduction of the administrative charge and the mortality and expense risk charge and may simultaneously be shown for other periods.

   Although the Contracts  were not available for purchase  until April 4, 1995, the underlying investment vehicle of the Separate Account, SBL Fund, has been in existence  since May 26, 1977.  Performance  information for the Subaccounts may also  include  quotations  of total  return for periods  beginning  prior to the availability of the Contracts that incorporate the performance of SBL Fund.

   Performance  information  for a Subaccount  may be  compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security;  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets, or tracked by other rating services, companies, publications, or persons who rank separate accounts or other investment  products on overall  performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an  investment  in the  Contract.  Unmanaged indices may assume the  reinvestment  of dividends  but generally do not reflect deductions for administrative and management costs and expenses.

   Performance information for any Subaccount reflects only the performance of a hypothetical  Contract  under which  Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality of the Series in which the  Subaccount invests and the market conditions  during the given time period,  and should not be considered as a representation  of what may be achieved in the future.  For a description  of the methods  used to  determine  yield and total  return for the
Subaccounts, see the Statement of Additional Information.

   Reports  and  promotional  literature  may  also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable basis,  and (iii) Security  Benefit's  rating or a rating of
Security Benefit's  claim-paying ability as determined by firms that analyze and rate  insurance  companies  and  by  nationally  recognized  statistical  rating organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  subsidiaries at December 31, 2001 and 2000, and for each of the three years in the period ended  December 31, 2001,  and the financial  statements of the Separate Account at December 31, 2001, and for each of the two years in the period  ended  December  31,  2001 are  included  in the
Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional  Information  contains more specific  information and financial  statements relating to Security Benefit. The Table of Contents of the Statement of Additional Information is as follows:

TABLE OF CONTENTS--